As filed with the Securities and Exchange Commission on April 29, 2021

Registration No. 33-7190
Investment Company Act File No. 811-4750

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

POST-EFFECTIVE AMENDMENT NO. 69 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 72 ☒

FENIMORE ASSET MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)

384 North Grand Street
P.O. Box 399
Cobleskill, New York 12043
(Address of Principal Executive Offices)

Registrant’s Telephone Number: 800-453-4392

Patrick W.D. Turley, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006
(Name and Address of Agent for Service)

Copies to:
Thomas O. Putnam
384 North Grand Street
Cobleskill, New York 12043

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on (May 1, 2021) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

FAM FUNDS

Managed by
FENIMORE ASSET MANAGEMENT

PROSPECTUS
Investor Shares
MAY 1, 2021

FAM VALUE FUND (FAMVX)

FAM DIVIDEND FOCUS FUND (FAMEX)

FAM SMALL CAP FUND (FAMFX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY SECTION
FAM Value Fund	1
FAM Dividend Focus Fund	5
FAM Small Cap Fund	9
More About Investment Objectives, Principal Investment Strategies and Risks
More About Investment Objectives	14
More About Principal Investment Strategies	14
More About Other Investment Strategies	14
More About Principal Risks	15
Fund Management
The Investment Advisor	16
Portfolio Managers	16
Shareholder Information
Pricing Fund Shares	18
Householding of Shareholder Mailings	18
Purchasing and Adding to Your Shares	18
Important Information About Procedures for Opening an Account	19
Account Minimums	19
Converting from Investor Shares to Institutional Shares	19
Automatic Investment Plan	20
Wire Instructions	20
IRA and Retirement Accounts	20
Purchases Through Selected Dealers	21
Shareholder Administrative Servicing Arrangements	21
Payments to Third Parties by the Advisor	21
Instructions for Redemption of Shares	21
Definition of Good Order	22
Signature Guarantees	22
Systematic Withdrawal Plan	23
Information on Distributions and Taxes	23
Tax Information	24
Financial Highlights
FAM Value Fund	26
FAM Dividend Focus Fund	27
FAM Small Cap Fund	28
To Obtain Additional Information	30

FAM Value Fund - Investor Shares	SUMMARY SECTION

Investment Objective

FAM Value Fund’s investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(fees paid directly from your investment)	Investor Shares
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses [1,2]	1.20%
Fee Waiver/Expense Reimbursement [2]	(0.01)%
Net Fund Operating Expenses [2]	1.19%
[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”
[2]	The Advisor has contractually agreed, until May 1, 2022, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Investor Shares at 1.18%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Investor Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example
1-Year	3-Year	5-Year	10-Year
$121	$380	$659	$1,454

1

FAM Value Fund - Investor Shares	SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings and Fenimore’s opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. The Fund may also invest in the securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks:

•	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.
•	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.
•	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.
•	Market Risk - the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.
•	Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
•	Investment in Other Investment Companies Risk - the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

2

FAM Value Fund - Investor Shares	SUMMARY SECTION

Annual Total Return

The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows changes in the Investor Shares performance since 2011. The table shows the Investor Shares average annual returns (before and after taxes) for the one year, five year and ten year periods compared to those of the Russell MidCap Index, the Fund’s primary benchmark index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM VALUE FUND Investor Shares

Best Quarter	(2Q’20)	15.75%
Worst Quarter	(1Q’20)	-23.73%

AVERAGE TOTAL ANNUAL RETURN (for the periods ending December 31, 2020)	Investor Shares
	1 YEAR	5 YEARS	10 YEARS
Return before taxes	6.82%	12.05%	11.25%
Return after taxes on distributions	5.91%	10.79%	10.09%
Return after taxes on distributions and sale of fund shares	4.68%	9.44%	9.07%
Russell MidCap Index	17.10%	13.40%	12.41%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.

3

FAM Value Fund - Investor Shares	SUMMARY SECTION

Investment Advisor

Fenimore Asset Management, Inc.

Portfolio Co-Managers

Thomas O. Putnam, Chairman, John D. Fox, CFA and Andrew P. Wilson, CFA of Fenimore Asset Management, Inc. Mr. Putnam has managed the Fund since the Fund’s inception in 1987. Mr. Fox has co-managed the Fund since 2000. Mr. Wilson has co-managed the Fund since 2017.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account. The minimum subsequent investment is $50. You may redeem shares by mail or fax (800.932.3271). Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

For important information about taxes and financial intermediary compensation, please turn to the sections titled “Tax Information” and “Financial Intermediary Compensation” on page 13.

4

FAM Dividend Focus Fund - Investor Shares	SUMMARY SECTION

Investment Objective

FAM Dividend Focus Fund’s investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses[1]	1.25%
[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example
1-Year	3-Year	5-Year	10-Year
$127	$397	$686	$1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

5

FAM Dividend Focus Fund - Investor Shares	SUMMARY SECTION

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings and Fenimore’s opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. The Fund may also invest in the securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks:

•	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.
•	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.
•	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.
•	Market Risk - the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.
•	Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
•	Investment in Other Investment Companies Risk - the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

6

FAM Dividend Focus Fund - Investor Shares	SUMMARY SECTION

Annual Total Return

The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows changes in the Investor Shares performance since 2011. The table shows the Investor Shares average annual returns (before and after taxes) for the one year, five year and ten year periods compared to those of the Russell MidCap Index, the Fund’s primary benchmark index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM Dividend Focus FUND Investor Shares

Best Quarter	(2Q’20)	19.20%
Worst Quarter	(1Q’20)	-23.41%

AVERAGE TOTAL ANNUAL RETURN (for the periods ending December 31, 2020)	Investor Shares
	1 YEAR	5 YEARS	10 YEARS
Return before taxes	13.20%	15.51%	12.98%
Return after taxes on distributions	12.54%	14.52%	11.77%
Return after taxes on distributions and sale of fund shares	8.15%	12.18%	10.31%
Russell MidCap Index	17.10%	13.40%	12.41%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.

7

FAM Dividend Focus Fund - Investor Shares	SUMMARY SECTION

Investment Advisor

Fenimore Asset Management, Inc.

Portfolio Co-Managers

Thomas O. Putnam, Chairman, Paul C. Hogan, CFA, and William W. Preston, CFA, of Fenimore Asset Management, Inc. Mr. Putnam and Mr. Hogan have co-managed the Fund since the Fund’s inception in 1996 and Mr. Preston has co-managed the Fund since 2020.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account. The minimum subsequent investment is $50. You may redeem shares by mail or fax (800.932.3271). Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

For important information about taxes and financial intermediary compensation, please turn to the sections titled “Tax Information” and “Financial Intermediary Compensation” on page 13.

8

FAM Small Cap Fund - Investor Shares	SUMMARY SECTION

Investment Objective

FAM Small Cap Fund’s investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.38%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses[1]	1.29%
[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also includes the contractual arrangement permitting the Advisor to recover amounts waived or reimbursed by the Advisor during prior years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example
1-Year	3-Year	5-Year	10-Year
$131	$409	$708	$1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

9

FAM Small Cap Fund - Investor Shares	SUMMARY SECTION

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s cur- rent earnings, and Fenimore’s opinion as to its future potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000 Index as of the latest reconstitution. As of May 8, 2020, the market capitalization range for the Russell 2000 Index was approximately $94.8 million to $4.4 billion.

The Fund may invest in securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”). The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days prior notice to shareholders.

Principal Risks

•	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.
•	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.
•	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.
•	Market Risk - the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.
•	Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
•	Investment in Other Investment Companies Risk - the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

10

FAM Small Cap Fund - Investor Shares	SUMMARY SECTION

Annual Total Return

The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows the Investor Shares performance since 2013. The table shows the Investor Shares average annual returns (before and after taxes) for the one year period and five year period ended December 31, 2020 and since the Fund’s inception on March 1, 2012 compared to those of the Russell 2000 Index, the Fund’s primary benchmark. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM SMALL CAP FUND Investor Shares

Best Quarter	(4Q’20)	25.41%
Worst Quarter	(1Q’20)	-30.29%

AVERAGE TOTAL ANNUAL RETURNS	Investor Shares
	1 YEAR	5 YEARS	Since Inception March 1, 2012
Return before taxes	10.10%	10.46%	11.40%
Return after taxes on distributions	10.09%	9.66%	10.68%
Return after taxes on distributions and sale of fund shares	5.98%	8.13%	9.17%
Russell 2000 Index	19.96%	13.26%	12.08%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.

11

FAM Small Cap Fund - Investor Shares	SUMMARY SECTION

Investment Advisor

Fenimore Asset Management, Inc.

Portfolio Co-Managers

Thomas O. Putnam, Chairman, Andrew F. Boord, and Kevin D. Gioia, CFA of Fenimore Asset Management, Inc. serve as co-managers of the Fund. Mr. Putnam has managed the Fund since the Fund’s inception in March 2012, Mr. Boord has co-managed the Fund since January 2016, and Mr. Gioia has co-managed the Fund since October 2019.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account. The minimum subsequent investment is $50. You may redeem shares by mail or fax (800.932.3271). Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

For important information about taxes and financial intermediary compensation, please turn to the sections titled “Tax Information” and “Financial Intermediary Compensation” on page 13.

12

Tax information; financial intermediary compensation- Investor Shares	SUMMARY SECTION

Tax Information

Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

More About Investment Objectives,
Principal Investment Strategies and Risks

More About Investment Objectives

FAM Value Fund seeks to maximize long-term return on capital.

FAM Dividend Focus Fund seeks to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities.

FAM Small Cap Fund seeks to maximize long-term return on capital.

The investment objective of each Fund is a fundamental policy which may not be changed without a majority vote of a Fund’s shareholders.

More About Principal Investment Strategies

Fenimore’s investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing investment principles based on the teachings of Benjamin Graham and David Dodd, whose book Security Analysis provides the foundation for value investing, Fenimore is categorized as a bottom-up manager. As such, Fenimore focuses on identifying, analyzing, and selecting individual companies that meet Fenimore’s long-term growth expectation.

FAM Value Fund. Under normal market conditions the FAM Value Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

FAM Dividend Focus Fund. Under normal market conditions the FAM Dividend Focus Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund invests primarily in income-producing stocks that pay dividends. The Fund distributes its income on a quarterly basis.

FAM Small Cap Fund. Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000 Index as of the latest reconstitution. As of May 8, 2020, the market capitalization range for the Russell 2000 Index was approximately $94.8 million to $4.4 billion. The Fund may invest in securities of both domestic and foreign issuers. The Fund’s policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders. Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

More About Other Investment Strategies

For temporary defensive purposes, the Funds may invest all of their assets in investment grade fixed-income securities or cash equivalents. Generally, the Funds intend to invest in investment grade fixed-income securities or cash equivalents when, in Fenimore’s opinion, common stocks are too risky in relationship to their anticipated rewards and investment grade fixed-income securities or cash equivalents are considered a good alternative. During such temporary periods, the Funds might not achieve their stated investment objectives.

The Funds may also engage in certain investment techniques to a limited extent that are not part of their principal investment strategies. For example, each of the Funds are permitted to utilize options, futures contracts and options on futures contracts. The Funds may engage in short-sale transactions, lend portfolio securities, invest in securities which have relatively short operating histories and invest in

14

More About Investment Objectives,
Principal Investment Strategies and Risks

securities of issuers that do not have quoted markets. However, our investment decisions will always be guided by prudent choices dictated by our thoughtful and disciplined value investing methodology. Additional information concerning these investment techniques, including their risks, are set forth in the Funds’ Statement of Additional Information.

More About Principal Risks

The principal risks of investing in the Funds are as follows:

Stock Market Risk. The value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high grade fixed-income securities.

Stock Selection Risk. The value stocks chosen for the Funds are subject to the risk that the market may never realize their intrinsic value or their prices may go down. While the Funds’ investments in value stocks may limit their downside risk over time, the Funds may produce more modest gains than riskier stock funds as a trade off for this potentially lower risk.

Small-Cap Risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Market Risk. The value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. Financial markets have become increasingly interconnected on a global basis and, as a result, the occurrence of events related to any of these market risks in various global regions can thus cause volatility to occur in the domestic and global markets and can cause declines in the value of assets held by the Funds in response. Changes in the value of portfolio assets could be short-term or long-term, depending on the applicable circumstances. You should consider an investment in the FAM Funds as a long-term investment.

Foreign Investment Risk. The Funds may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Other Investment Company Investment Risk. The Funds may invest in shares of other investment companies, including ETFs. Investments in other investment companies may involve duplication of certain fees and expenses. By investing in other investment companies, a Fund becomes the shareholder of that company. As a result, Fund shareholders indirectly bear their proportionate share of the other investment company’s fees and expenses which are paid by the Fund as a shareholder of the other investment company. These fees and expenses are in addition to the fees and expenses that Fund shareholders bear directly in connection with each Fund’s own operations. If the other investment company fails to achieve its investment objective, a Fund’s investment in the other investment company may adversely affect that Fund’s performance.

An investment in FAM Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

15

Fund Management

The Investment Advisor

The Investment Advisor to FAM Funds is Fenimore Asset Management, Inc., (“Fenimore” or the “Advisor”), which is a New York corporation majority-owned by Mr. Thomas O. Putnam and located at 384 N. Grand Street, Cobleskill, NY 12043. Fenimore has been continuously offering investment advisory and consulting services under contract since 1974 to individuals, pension, profit sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that includes the continental United States. Mr. Putnam, Fenimore’s principal investment professional, was born in 1944. He has been actively employed as an investment advisor with Fenimore since 1974, and holds responsibilities for Fenimore’s investment management and research activities. Mr. Putnam is the sole shareholder of FAM Shareholder Services, Inc., each Fund’s shareholder servicing agent and Fenimore Securities, Inc., each Fund’s principal underwriter.

Portfolio Managers

Mr. Putnam co-manages each of the Funds. The co-managers are jointly and primarily responsible for the day-to-day management of each respective Fund’s investment portfolio.

John D. Fox, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam and Mr. Wilson. Mr. Fox is employed by Fenimore as Chief Executive Officer and Chief Investment Officer and has been actively involved in investment research activities since he joined the firm in 1996.

Andrew P. Wilson, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam and Mr. Fox. Mr. Wilson is employed by Fenimore as an Investment Research Analyst and jointed the firm in 2011. He has been actively involved in portfolio management and investment research activities since 1996.

Paul C. Hogan, CFA, serves as co-manager of FAM Dividend Focus Fund with Mr. Putnam and Mr. Preston. Mr. Hogan is also employed by Fenimore as an Investment Research Analyst and has been actively involved in investment research activities since he joined the firm in 1991.

Andrew F. Boord, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam and Mr. Gioia. Mr. Boord is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2005. He has been actively involved in investment research activities since 1995.

Kevin D. Gioia, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam and Mr. Boord. Mr. Gioia is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2010. He has been actively involved in investment research activities since 2010 and has assisted with the FAM Small Cap Fund since 2015.

William W. Preston, CFA, serves as co-manager of the FAM Dividend Focus Fund with Mr. Putnam and Mr. Hogan. Mr. Preston is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2016. He previously worked at Renaissance Capital in Greenwich, Connecticut as a Senior Research Analyst and he has been actively involved in investment research activities since 2011.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds is available in the Funds’ Statement of Additional Information.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

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Fund Management

As principal officer of Fenimore, Mr. Putnam serves as President and as a member of the Board of Trustees of Fenimore Asset Management Trust. Under the terms of the investment advisory contract, Fenimore receives a monthly fee from each Fund equal to .90% per annum of the average daily market value of its net assets. Fenimore has entered into contractual expense limitation agreements with FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund pursuant to which it has agreed to limit the total operating expenses (excluding acquired fund fees and expenses and certain other expenses) of each Fund’s Investor Shares to 1.18%, 1.26% and 1.42% respectively, through May 1, 2022. These expense limitation agreements may only be amended by the Funds’ Board of Trustees. A discussion regarding the basis for the Trustees’ approval of each investment advisory contract is available in the Funds’ Annual Report to Shareholders dated December 31, 2020.

The Advisor also provides certain business management services to the Funds pursuant to a separate Business Management Agreement. Pursuant to the Business Management Agreement, the Advisor monitors each Fund’s relationships with third-party service providers, provides or procures such business management-related services for the Funds as are deemed reasonably necessary for the operation of the Funds and assists with the necessary and appropriate services to the Board of Trustees of the Trust. For these services, the Advisor is entitled to receive a fee from each Fund at a rate of ..03% of each respective Fund’s average daily net assets.

FAM Funds, the Advisor and Fenimore Securities, Inc. have jointly adopted a Code of Ethics which places certain express restrictions on the personal trading practices of personnel of both the Funds and Fenimore. In addition, FAM Funds and Fenimore have developed procedures that provide for the administration and enforcement of the Code through the continuous monitoring of personal trading practices.

17

Shareholder Information

Pricing Fund Shares

The share price (also called “Net Asset Value” or “NAV” per share) is calculated each day at the close of regular trading on the New York Stock Exchange and on such days as there is sufficient trading in a Fund’s portfolio of securities. The New York Stock Exchange is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Securities in each Fund’s portfolio will ordinarily be valued based upon market quotes. If market quotations are not available, securities or other assets will be valued by a method which the Board of Trustees believes most accurately reflects fair value. To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

Householding of Shareholder Mailings

To reduce the volume of mail you receive, each Fund will send a single copy of most financial reports, prospectuses, and regular communications to a shareholder with multiple accounts (single, retirement, joint, etc.) if such accounts have the same address and the Fund reasonably believes that the shareholders are members of the same family. You may request that additional copies be sent by notifying the Funds.

Purchasing and Adding to Your Shares

To establish an account, complete and sign the appropriate application and mail it, along with your check to FAM Funds, PO Box 46707, Cincinnati, OH 45246-0707. Checks should be made payable to the appropriate Fund. FAM reserves the right to refuse third party checks and any “bank starter check.” Please be sure to provide your Social Security, taxpayer identification number and/or a copy of your driver’s license. Foreign checks and cash will not be accepted. Any applications received not following the above guidelines will be returned.

You may also establish an account online at fenimoreasset.com by logging on to the Funds’ website and clicking on “Account Access”. You will be required to provide certain necessary information regarding your identity in order to establish your online account and you will need to create a User ID. Once you have provided the requested information and have accepted the terms and conditions of online access to your account, you will be able to directly make transactions in your account online.

The date on which your purchase is credited is your trade date. For purchases made by check, Federal Funds wire, or online and received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the NAV determined on your trade date.

FAM reserves the right to reject purchase applications or to terminate the offering of shares made by this prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be in the best interest of existing shareholders. In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred, or both. FAM has a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of FAM. All applications to purchase Fund shares are subject to acceptance by FAM and are not binding until so accepted. FAM does not accept telephone orders for the purchase of shares, and it reserves the right to reject applications in whole or in part.

18

Shareholder Information

Important Information About Procedures for Opening an Account

To help fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: the Funds must obtain the following information for each person who opens an account: (1) Name; (2) Date of birth (for individuals); (3) Physical residential address (although post office boxes are still permitted for mailing); and (4) Social Security Number, Taxpayer Identification Number and/or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity. Additional information may be required to open accounts for corporations and other nonnatural persons.

Federal law prohibits the Funds and other financial institutions from opening accounts unless the minimum identifying information listed above is received. The Funds may also be required to close your account if we are unable to verify your identity.

Account Minimums

To begin an investment in the Investor Shares of the FAM Funds the following minimum initial investments must be met. All subsequent investments to an existing account require a minimum of $50. FAM Funds, in its discretion, reserves the right to close accounts that have balances that fall below the minimum investment balance.

MINIMUM INITIAL INVESTMENTS INVESTOR SHARES
	FAM VALUE FUND	FAM DIVIDEND FOCUS FUND	FAM SMALL CAP FUND
To open a new account	$500	$500	$500
To open a new retirement account IRA, Roth IRA, SEP, SIMPLE IRA, 403(b)(7), Coverdell ESA or Individual (k)	$100	$100	$100
To open a Uniform Transfer to Minors (UTMA) or Uniform Gift to Minors (UGMA)	$500	$500	$500
To open a new account through our Automatic Investment Program*	$500	$500	$500
* FAM’s Automatic Investment Plan requires the systematic addition of at least $50 per month.

Converting from Investor Shares to Institutional Shares

In addition to the Investor Shares described in this Prospectus, the Funds also offer Institutional Shares which are offered in a different Prospectus. In order to convert an investor must meet the investment requirements of the Institutional Share Class. You may elect to convert that account from Investor Shares to Institutional Shares of the same Fund on the basis of relative NAVs. Converting from Investor Shares to Institutional Shares may not be available at certain financial intermediaries, or there may be additional costs associated with this exchange as charged by your financial intermediary. Because the NAV per share of the Institutional Shares may be higher or lower than that of the Investor Shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or less Institutional Shares than the number of Investor Shares converted. You may convert from Investor Shares to Institutional Shares by calling us at (800) 932-3271 or by contacting your financial intermediary if you hold your investment in the Fund through a financial intermediary.

19

Shareholder Information

A conversion from Investor Shares to Institutional Shares of the same Fund, or from Institutional Shares to Investor Shares of the same Fund, pursuant to the preceding paragraphs, should generally not be a taxable exchange for Federal income tax purposes.

Automatic Investment Plan

FAM Funds offers an Automatic Investment Plan whereby authorization is granted and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder’s account. The bank at which the shareholder checking account is maintained must be a member of the Automated Clearing House (ACH). While there is no charge to shareholders for this service, a charge of $10.00 may be deducted from a shareholder’s Fund account in case of returned items. NOTE: Individual Retirement Account (IRA) contributions made through the Automatic Investment Plan are assumed to be current year contributions. A shareholder’s Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder or the Fund.

Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions. Investors establishing new accounts by wire should first forward their completed Account Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM must have receipt of a wire transfer no later than 4:00 p.m. Eastern Time in order for the purchase to be made that same business day. Neither the Funds, Ultimus, nor the Funds’ cash management or custodian banks are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or incomplete wire instructions.

IRA and Retirement Accounts

An individual having earned income and her or his spouse may each have one or more IRAs, the number and amounts limited only by the maximum allowed contribution per year. Existing IRA accounts may be rolled over or transferred at any time into a new IRA, which may be invested in Fund shares. Monies deposited into an IRA may be invested in shares of one of the Funds upon the filing of the appropriate forms. Forms establishing IRAs, Roth IRAs, SEP Accounts, SIMPLE IRAs, 403(b)(7) Plans, Coverdell ESAs and Individual 401(k) Plans are available by calling FAM Funds at (800) 932-3271. There is no annual maintenance fee. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans.

Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares. However, the qualification and certification of such plans must first be prearranged by the investor’s own tax specialists who would assist and oversee all plan compliance requirements. Although FAM endeavors to provide assistance to those investors interested in such plans, it neither offers nor possesses the necessary professional skills or knowledge regarding the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional counsel be retained by the investor before investing such monies in shares of FAM Funds.

No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, SEP Account, SIMPLE IRA, 403(b)(7) Plan, Coverdell ESA or Individual 401(k) Plan to another custodian or in the event of a mandatory distribution.

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Shareholder Information

Purchases Through Selected Dealers

Certain Selected Dealers may affect transactions of the FAM Funds. FAM may accept orders from broker-dealers who have been previously approved by the Funds. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds. If the broker-dealer submits trades to the Funds, the Funds will use the time of day when such entity or its designee receives the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance. Broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to FAM or the Advisor. The Advisor may make payments to such companies out of its own resources to compensate these companies for certain shareholder administrative services provided in connection with the Funds. Shareholders who wish to transact through a broker-dealer should contact FAM at (800) 932-3271 for further information.

Shareholder Administrative Servicing Arrangements

The Funds have adopted a Shareholder Administrative Services Plan for Investor Shares (the “Shareholder Services Plan”) under which the Investor Shares of each Fund may pay shareholder administrative servicing fees to the Advisor and to financial institutions which may include banks, broker-dealers, trust companies and other similar types of financial intermediaries (collectively, “Service Organizations”), for providing, or arranging for the provision of, certain types of shareholder administrative services to Investor Class shareholders serviced by the Advisor, affiliates of the Advisor or the Service Organization. The types of services which may be compensated for under the terms of the Shareholder Services Plan include various types of shareholder administrative support services such as assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts. Pursuant to the Shareholder Services Plan, the Investor Shares of the Funds may pay shareholder administrative servicing fees of up to 0.25% of the average daily net assets of the Investor Shares of each respective Fund.

Payments to Third Parties by the Advisor

The Advisor and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Funds (“revenue sharing”). This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary. Compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, mutual fund “supermarket” platforms and other formal sales programs, or as an expense reimbursement in cases where the intermediary provides shareholder services to shareholders of the Funds. Revenue sharing payments are in addition to any distribution or servicing fees payable under a Rule 12b-1 or service plan of the Funds or any record keeping or sub-transfer agency fees payable by the Funds. You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail, fax, or by hand to the Funds at FAM Funds, PO Box 46707, Cincinnati, OH 45246-0707. For further information on redemption requests call FAM Shareholder Services at (800) 932-3271. FAM does not offer telephone redemptions.

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Shareholder Information

Definition of Good Order

Good order means that the written redemption request includes the following:

1.	The Fund account number, name, and Social Security or Tax I.D. number.
2.	The amount of the transaction (specified in dollars or shares).
3.	Signatures of all owners exactly as they are registered on the account.
4.	Signature guarantees are required if: the value of shares being redeemed exceeds $50,000; payment is to be sent to an address other than the address of record; payment is to be made payable to a payee other than the shareholder; there has been an address change in the last 30 days. Shareholder bank accounts, when accompanied by a voided check, shall constitute the address of record for this signature guarantee requirement.
5.	Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

Shareholders requesting redemption proceeds to be wired from FAM will incur a $10 wire fee for domestic wires. Shareholders may also elect to have their proceeds sent by ACH (Automatic Clearing House) directly to their bank account, there is no fee for this.

Shareholders may sell all or any portion of their shares on any such business day that NAV is calculated. Such shares will be redeemed by FAM at the next such calculation after such redemption request is received in good order. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares, you are advised to wire funds to avoid delay.

FAM reserves the right, however, to withhold payment up to seven (7) days if necessary to protect the interests and assets of the Funds and their shareholders. In the event the New York Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circumstances as determined by the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly.

Redemption of shares may result in the shareholder realizing a taxable capital gain or loss.

Signature Guarantees

For our mutual protection, signature guarantees may be required on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from “eligible guarantor institutions.”

Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; (4) institutions that participate in the Securities Transfer Agent Medallion Program (“STAMP”) or other recognized signature medallion program.

A signature guarantee cannot be provided by a notary public.

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Signature guarantees will be required under the following circumstances:

1.	Redemption of Shares IF:
•	the value of shares being redeemed exceeds $50,000 per fund
•	payment is requested payable to a payee other than the shareholder of record
•	payment is to be sent to an address other than the address of record
•	an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days
2.	Transferring of Ownership and/or Account Name Changes (contact FAM Shareholder Services before getting the signature guarantee).

The requirement for a signature guarantee based on the above circumstances may be waived on a case by case basis.

Systematic Withdrawal Plan

For your convenience you may elect to have automatic periodic redemptions from your account. Shareholders who wish to participate in the systematic withdrawal plan must complete the appropriate form and return to FAM 30 days prior to the first scheduled redemption.

Information on Distributions and Taxes

All net investment income and net realized capital gains generated as a result of portfolio management activities are distributed to shareholders.

A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year they are usually declared and paid in December to shareholders of record in the month of December.

Dividend and capital gain distributions are reinvested in additional Fund shares in your account, unless you select another option on your account application form. Investors who want dividends and/or capital gains distributions sent to them in cash rather than invested in additional shares must arrange this by making a request to FAM. The request must be in written form acceptable to FAM. Unless investors request cash distributions in writing at least 7 business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the Funds. Capital gains, if any, will be distributed in December.

The value of your shares will be reduced by the amount of dividends and/or capital gains. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

23

Shareholder Information

Tax Information

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions designated by a Fund as long-term capital distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your Fund shares. An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange may be subject to federal and state taxes. Dividends generally are taxable in the year in which they are accrued, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal tax purposes, whether you receive them in cash or in additional shares of the Fund. Depending on your residence for tax purposes, distributions may also be subject to state and local taxes.

A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts you hold in a tax-deferred account will generally be subject to tax only when they are distributed from the account.

You will be notified by February 15th each year through the appropriate tax form about the federal tax status of distributions made the previous year.

The Funds are required to withhold Federal income tax at the Federal back withholding rate on taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (Social Security Number for most investors) on your account application.

This tax discussion is meant only as a general summary. Because everyone’s tax situation is unique, you should consult your tax professional about particular consequences to you of investing in the Funds.

FAM Funds reports cost basis for all covered shares to both you and the IRS. When filing your tax return you will be required to use the cost basis reported on your Form 1099-B for your covered shares. FAM Funds has chosen the Average Cost method as its default cost account method. The cost basis method you elect may not be changed with respect to a redemption of shares after the settlement date of the redemption. You should consult with your tax advisor to determine the best cost basis method for your tax situation. If you hold your shares through a financial intermediary, you should contact the financial intermediary with respect to reporting of cost basis and available elections for your account.

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Shareholder Information

Frequent Trading Policy

The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Trust believes that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; (d) incur additional tax liability. The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Trust reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Trust, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

Disclosure of Fund Portfolio Holdings.

On a quarterly basis, the Funds disclose on their website, fenimoreasset.com, each Fund’s entire portfolio holdings and certain additional information regarding their portfolios (e.g., Top Ten holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available. A complete list of each Fund’s portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-PORT. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Statement of Additional Information (SAI).

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Financial Highlights

The financial highlights provide information about each Fund’s financial history and are expressed in one share outstanding throughout each fiscal period. Each table is part of the Fund’s financial statements which are included in its annual report. The total returns in the table represent the rate that an Investor Class shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and capital gains. This information has been audited by BBD, LLP the Funds’ independent registered public accounting firm, whose report on the Funds’ financial statements is included in the Funds’ annual report which is available upon request.

FAM Value Fund

(Investor Shares)

Per share information	Years Ended December 31,
(For a share outstanding throughout each year)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$80.83	$66.24	$73.52	$66.00	$60.06
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.06)	(0.02)	0.07	(0.06)	(0.07)
Net realized and unrealized gains (losses) on investments	5.53	20.11	(4.64)	11.30	9.44
Total from investment operations	5.47	20.09	(4.57)	11.24	9.37
Less distributions from:
Net investment income	—	—	(0.07)	—	—
Net realized gains on investments	(3.07)	(5.50)	(2.64)	(3.72)	(3.43)
Total distributions	(3.07)	(5.50)	(2.71)	(3.72)	(3.43)
Change in net asset value for the year	2.40	14.59	(7.28)	7.52	5.94
Net asset value, end of year	$83.23	$80.83	$66.24	$73.52	$66.00
Total return(b)	6.82%	30.32%	(6.18%)	17.00%	15.60%

Ratios/supplementary data
Net assets, end of year (000)	$1,385,432	$1,377,473	$1,106,471	$1,236,170	$1,100,380
Ratios to average net assets of:
Expenses, total	1.19%	1.19%	1.19%	1.19%	1.19%
Expenses, net (includes fees reduced by Advisor)	1.18%	1.18%	1.18%	1.18%	1.18%
Net investment income (loss)	(0.08%)	(0.03%)	0.09%	(0.09%)	(0.11%)
Portfolio turnover rate	14%	7%	12%	10%	4%

(a)       Based on average shares outstanding.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Advisor had not reduced advisory fees.

26

Financial Highlights

FAM Dividend Focus Fund

(Investor Shares)

Per share information	Years Ended December 31,
(For a share outstanding throughout each year)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$38.26	$29.73	$30.11	$26.93	$24.11
Income (loss) from investment operations:
Net investment income(a)	0.11	0.22	0.22	0.24	0.18
Net realized and unrealized gains (losses) on investments	4.90	9.45	(0.20)	3.15	5.00
Total from investment operations	5.01	9.67	0.02	3.39	5.18
Less distributions from:
Net investment income	(0.11)	(0.21)	(0.25)	(0.21)	(0.18)
Net realized gains on investments	(0.80)	(0.93)	(0.15)	—	(2.09)
Return of capital	(0.01)	—	—	—	(0.09)
Total distributions	(0.92)	(1.14)	(0.40)	(0.21)	(2.36)
Change in net asset value for the year	4.09	8.53	(0.38)	3.18	2.82
Net asset value, end of year	$42.35	$38.26	$29.73	$30.11	$26.93
Total return(b)	13.20%	32.56%	0.06%	12.64%	21.59%

Ratios/supplementary data
Net assets, end of year (000)	$509,666	$454,617	$240,545	$224,476	$198,364
Ratios to average net assets of:
Expenses, total	1.24%	1.24%	1.23%	1.25%	1.26%
Net investment income	0.31%	0.61%	0.70%	0.84%	0.70%
Portfolio turnover rate	25%	10%	18%	12%	26%

(a)       Based on average shares outstanding.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

27

Financial Highlights

FAM Small Cap Fund

(Investor Shares)

Per share information	Years Ended December 31,
(For a share outstanding throughout each year)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$18.92	$14.98	$18.21	$17.79	$14.75
Income (loss) from investment operations:
Net investment loss(a)	(0.09)	(0.09)	(0.06)	(0.05)	(0.03)
Net realized and unrealized gains (losses) on investments	2.00	4.12	(1.67)	0.86	3.60
Total from investment operations	1.91	4.03	(1.73)	0.81	3.57
Less distributions from:
Net realized gains on investments
Net realized gains on investments	—	(0.09)	(1.50)	(0.39)	(0.53)
Net asset value, end of year
Change in net asset value for the year	1.91	3.94	(3.23)	0.42	3.04
Net asset value, end of year	$20.83	$18.92	$14.98	$18.21	$17.79
Total return(b)	10.10%	26.89%	(9.37%)	4.55%	24.21%

Ratios/supplementary data
Net assets, end of year (000)	$165,727	$139,788	$111,156	$120,303	$111,122
Ratios to average net assets of:
Expenses, total	1.28%	1.28%	1.27%	1.30%	1.36%
Expenses, net (includes fees reduced and recoupment of previously reduced fees by Advisor)	1.28%	1.28%	1.28%	1.33%	1.36%
Net investment loss	(0.55%)	(0.54%)	(0.33%)	(0.30%)	(0.23%)
Portfolio turnover rate	16%	15%	31%	19%	26%

(a)       Based on average shares outstanding.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Advisor had not reduced advisory fees.

28

THIS PAGE INTENTIONALLY LEFT BLANK

To Obtain Additional Information

If you would like additional information about the Funds, would like to obtain additional copies of the Funds’ Annual or Semi-Annual Reports or SAI, which are available without charge, or would like to make inquiries about any of the Funds, free reports on the Funds are available upon request and inquiries may be directed to:

FAM Funds
P.O. Box 46707
Cincinnati, Ohio 45246-0707
(800) 932-3271
fenimoreasset.com

Shareholder Reports

Each Fund’s Annual Report and Semi-Annual Report contains additional information about the Fund’s investments. The Fund’s Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year. Both the Annual Report and the Semi-Annual Report also contain Fund performance information, financial statements and portfolio holdings information.

Statement of Additional Information

The SAI for Investor Shares contains more comprehensive information on the Funds and the Investor Shares of the Funds. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

Information about the Funds, including the SAI, may also be obtained from the Securities and Exchange Commission for the cost of a duplicating fee. These documents are also available to view at the SEC’s public reference room in Washington, DC or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

Securities and Exchange Commission
Washington, DC 20549-1520
(202) 551-8090 or (800) SEC-0330
www.sec.gov

Investment Company
Act File No. 811-4750

FAM FUNDS

Managed by
FENIMORE ASSET MANAGEMENT

PROSPECTUS
Institutional Shares
MAY 1, 2021

FAM VALUE FUND (FAMWX)

FAM DIVIDEND FOCUS FUND* (TBD)

FAM SMALL CAP FUND (FAMDX)

* Institutional Shares of FAM Dividend Focus Fund are not currently being offered for sale.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY SECTION
FAM Value Fund	1
FAM Dividend Focus Fund	5
FAM Small Cap Fund	9
More About Investment Objectives, Principal Investment Strategies, and Risks
More About Investment Objectives	14
More About Principal Investment Strategies	14
More About Other Investment Strategies	14
More About Principal Risks	15
Fund Management
The Investment Advisor	16
Portfolio Managers	16
Shareholder Information
Pricing Fund Shares	18
Householding of Shareholder Mailings	18
Purchasing and Adding to Your Shares	18
Important Information About Procedures for Opening an Account	19
Converting from Institutional Shares to Investor Shares	20
Automatic Investment Plan	20
Wire Instructions	20
IRA and Retirement Accounts	20
Purchases Through Selected Dealers	21
Shareholder Administrative Servicing Arrangements	21
Payments to Third Parties by the Advisor	21
Instructions for Redemption of Shares	21
Definition of Good Order	22
Signature Guarantees	22
Systematic Withdrawal Plan	23
Information on Distributions and Taxes	23
Tax Information	24
Financial Highlights
FAM Value Fund	26
FAM Dividend Focus Fund	27
FAM Small Cap Fund	28
To Obtain Additional Information	30

FAM Value Fund - Institutional Shares	SUMMARY SECTION

Investment Objective

FAM Value Fund’s investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses[1,2]	1.12%
Fee Waiver/Expense Reimbursement[2]	(0.12)%
Net Fund Operating Expenses[2]	1.00%
[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”
[2]	The Advisor has contractually agreed, until May 1, 2022, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional Shares at 0.99%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example
1-Year	3-Year	5-Year	10-Year
$102	$344	$605	$1,352

1

FAM Value Fund - Institutional Shares	SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings and Fenimore’s opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. The Fund may also invest in the securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks

•	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.
•	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.
•	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.
•	Market Risk - the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.
•	Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
•	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

2

FAM Value Fund - Institutional Shares	SUMMARY SECTION

Annual Total Return

The performance results shown below for the periods prior to January 3, 2017, the date of commencement of operations of the Institutional Shares for the Fund, are for a class of shares of the Fund that are not offered in this Prospectus, Investor Shares, which are subject to higher fees as a result of differences in the shareholder administrative services fees and certain other fees paid by each class. Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund. Because of the difference in the level of fees paid by Investor Shares, the returns for the Investor Shares will be lower than the returns for Institutional Shares. The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart and table show the Investor Shares performance for periods prior to January 3, 2017. The table shows the average annual returns (before and after taxes) for the one year, five year and ten year periods ended December 31, 2020 and compared to those of the Russell MidCap Index, the Fund’s primary benchmark. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM VALUE FUND Institutional Shares

Best Quarter	(2Q’20)	15.82%
Worst Quarter	(1Q’20)	-23.69%

AVERAGE TOTAL ANNUAL RETURN (for the periods ending December 31, 2020)	Institutional Shares
	1 YEAR	5 YEARS	10 YEARS
Return before taxes	7.03%	12.22%	11.33%
Return after taxes on distributions	6.12%	10.95%	10.17%
Return after taxes on distributions and sale of fund shares	4.80%	9.57%	9.14%
Russell MidCap Index	17.10%	13.40%	12.41%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Institutional Class and after-tax returns for other classes will vary.

3

FAM Value Fund - Institutional Shares	SUMMARY SECTION

Investment Advisor

Fenimore Asset Management, Inc.

Portfolio Co-Managers

Thomas O. Putnam, Chairman, John D. Fox, CFA and Andrew P. Wilson, CFA of Fenimore Asset Management, Inc. Mr. Putnam has managed the Fund since the Fund’s inception in 1987. Mr. Fox has co-managed the Fund since 2000. Mr. Wilson has co-managed the Fund since 2017.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500,000. You may redeem shares by mail or fax (800.932.3271). Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

For important information about taxes and financial intermediary compensation, please turn to the sections titled “Tax Information” and “Financial Intermediary Compensation” on page 13.

4

FAM Dividend Focus Fund - Institutional Shares	SUMMARY SECTION

Investment Objective

FAM Dividend Focus Fund’s investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses[1]	0.34%
Acquired Fund Fee Expenses	0.01%
Total Fund Operating Expenses[2,3]	1.25%
Fee Waiver/Expense Reimbursement[3]	(0.14)%
Net Fund Operating Expenses[3]	1.11%
[1]	“Other Expenses” have been restated based on current contractual arrangements and are estimated for the current fiscal year.
[2]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the Prospectus, which does not include “Acquired Fund Fees and Expenses.”
[3]	As of the date of this Prospectus, the Institutional Class of the FAM Dividend Focus Fund has not commenced operations. Prior to the Institutional Class commencing operations, the Advisor contractually agreed, until May 1, 2022, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional Shares at 1.10%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example
1-Year	3-Year	5-Year	10-Year
$113	$383	$673	$1,499

5

FAM Dividend Focus Fund - Institutional Shares	SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings and Fenimore’s opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. The Fund may also invest in the securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks

•	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.
•	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.
•	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.
•	Market Risk - the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.
•	Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
•	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

6

FAM Dividend Focus Fund - Institutional Shares	SUMMARY SECTION

Annual Total Return

The Institutional Shares of the Fund have not yet commenced operations and therefore do not yet have their own performance history. The performance results shown are for the Investor shares which are not offered in this Prospectus. Investor Shares are subject to higher fees because of differences in the shareholder administrative services fees and certain other fees paid by each class. Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund. Because of the difference in the level of fees paid by Investor Shares, the returns for the Investor Shares will be lower than the returns for Institutional Shares. The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows changes in the Investor Shares performance from year to year. The table shows the Investor Shares average annual returns (before and after taxes) compared to those of the Russell MidCap Index, the Fund’s primary benchmark index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM DIVIDEND FOCUS FUND Institutional Shares

Best Quarter	(2Q’20)	19.20%
Worst Quarter	(1Q’20)	-23.41%

AVERAGE TOTAL ANNUAL RETURN (for the periods ending December 31, 2020)	Institutional Shares
	1 YEAR	5 YEARS	10 YEARS
Return before taxes	13.20%	15.51%	12.98%
Return after taxes on distributions	12.54%	14.52%	11.77%
Return after taxes on distributions and sale of fund shares	8.15%	12.18%	10.31%
Russell MidCap Index	17.10%	13.40%	12.41%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.

7

FAM Dividend Focus Fund - Institutional Shares	SUMMARY SECTION

Investment Advisor

Fenimore Asset Management, Inc.

Portfolio Co-Managers

Thomas O. Putnam, Chairman, Paul C. Hogan, CFA, and William W. Preston, CFA, of Fenimore Asset Management, Inc. Mr. Putnam and Mr. Hogan have co-managed the Fund since the Fund’s inception in 1996 and Mr. Preston has co-managed the Fund since 2020.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500,000. You may redeem shares by mail or fax (800.932.3271). Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

For important information about taxes and financial intermediary compensation, please turn to the sections titled “Tax Information” and “Financial Intermediary Compensation” on page 13.

8

FAM Small Cap Fund - Institutional Shares	SUMMARY SECTION

Investment Objective:

FAM Small Cap Fund’s investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses[1]	1.19%
[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example
1-Year	3-Year	5-Year	10-Year
$121	$378	$654	$1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

9

FAM Small Cap Fund - Institutional Shares	SUMMARY SECTION

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach” in making its common stock selections. This approach is based on Fenimore’s belief that at any given point in time the stock price of a company may sell below the company’s “true business worth”. Factors considered in evaluating the true business worth include the company’s current earnings, and Fenimore’s opinion as to its future potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the “true business worth” nears the market price of the company’s securities.

Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000 Index as of the latest reconstitution. As of May 8, 2020, the market capitalization range for the Russell 2000 Index was approximately $94.8 million to $4.4 billion.

The Fund may invest in securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds (“ETFs”). The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days prior notice to shareholders.

Principal Risks

•	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.
•	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.
•	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.
•	Market Risk - the value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.
•	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
•	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

10

FAM Small Cap Fund - Institutional Shares	SUMMARY SECTION

Annual Total Return

The performance results shown below for the periods prior to January 1, 2016, the date of commencement of operations of the Institutional Shares for the Fund, are for a class of shares of the Fund that are not offered in this Prospectus, Investor Shares, which are subject to higher fees as a result of differences in the shareholder administrative services fees and certain other fees paid by each class. Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund. Because of the difference in the level of fees paid by Investor Shares, the returns for the Investor Shares will be lower than the returns for Institutional Shares. The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart and table show the Investor Shares performance for periods prior to January 1, 2016. The table shows the average annual returns (before and after taxes) for the 1-year, 5-year and since inception periods ended December 31, 2020 and compared to those of the Russell 2000 Index, the Fund’s primary benchmark. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website fenimoreasset.com.

FAM SMALL CAP FUND Institutional Shares

Best Quarter	(4Q’20)	25.49%
Worst Quarter	(1Q’20)	-30.28%

AVERAGE TOTAL ANNUAL RETURN (for the periods ending December 31, 2020)	Institutional Shares

	1 YEAR	5 YEARS	Since Inception March 1, 2012
Return before taxes	10.25%	10.60%	11.40%
Return after taxes on distributions	10.25%	9.80%	10.68%
Return after taxes on distributions and sale of fund shares	6.07%	8.24%	9.17%
Russell 2000 Index	19.96%	13.26%	12.08%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Institutional Class and after-tax returns for other classes will vary.

11

FAM Small Cap Fund - Institutional Shares	SUMMARY SECTION

Investment Advisor

Fenimore Asset Management, Inc.

Portfolio Co-Managers

Thomas O. Putnam, Chairman, Andrew F. Boord, and Kevin D. Gioia, CFA of Fenimore Asset Management, Inc. serve as co-managers of the Fund. Mr. Putnam has managed the Fund since the Fund’s inception in March 2012, Mr. Boord has co-managed the Fund since January 2016, and Mr. Gioia has co-managed the Fund since October 2019.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500,000. You may redeem shares by mail or fax (800.932.3271). Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

For important information about taxes and financial intermediary compensation, please turn to the sections titled “Tax Information” and “Financial Intermediary Compensation” on page 13.

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Tax Information; Financial Intermediary Compensation- Institutional Shares	SUMMARY SECTION

Tax Information

Fund distributions are taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More About Investment Objectives,
Principal Investment Strategies, and Risks

More About Investment Objectives

FAM Value Fund seeks to maximize long-term return on capital.

FAM Dividend Focus Fund seeks to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities.

FAM Small Cap Fund seeks to maximize long-term return on capital.

The investment objective of each Fund is a fundamental policy which may not be changed without a majority vote of a Fund’s shareholders.

More About Principal Investment Strategies

Fenimore’s investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing investment principles based on the teachings of Benjamin Graham and David Dodd, whose book Security Analysis provides the foundation for value investing, Fenimore is categorized as a bottom-up manager. As such, Fenimore focuses on identifying, analyzing, and selecting individual companies that meet Fenimore’s long-term growth expectation.

FAM Value Fund. Under normal market conditions the FAM Value Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

FAM Dividend Focus Fund. Under normal market conditions the FAM Dividend Focus Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund invests primarily in income-producing stocks that pay dividends. The Fund distributes its income on a quarterly basis.

FAM Small Cap Fund. Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000 Index as of the latest reconstitution. As of May 8, 2020, the market capitalization range for the Russell 2000 Index was approximately $94.8 million to $4.4 billion. The Fund may invest in securities of both domestic and foreign issuers. The Fund’s policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders. Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

More About Other Investment Strategies

For temporary defensive purposes, the Funds may invest all of their assets in investment grade fixed-income securities or cash equivalents. Generally, the Funds intend to invest in investment grade fixed-income securities or cash equivalents when, in Fenimore’s opinion, common stocks are too risky in relationship to their anticipated rewards and investment grade fixed-income securities or cash equivalents are considered a good alternative. During such temporary periods, the Funds might not achieve their stated investment objectives.

The Funds may also engage in certain investment techniques to a limited extent that are not part of their principal investment strategies. For example, each of the Funds are permitted to utilize options, futures contracts and options on futures contracts. The Funds may engage in short-sale transactions, lend portfolio securities, invest in securities which have relatively short operating histories and invest in

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More About Investment Objectives,
Principal Investment Strategies, and Risks

securities of issuers that do not have quoted markets. However, our investment decisions will always be guided by prudent choices dictated by our thoughtful and disciplined value investing methodology. Additional information concerning these investment techniques, including their risks, are set forth in the Funds’ Statement of Additional Information.

More About Principal Risks

The principal risks of investing in the Funds are as follows:

Stock Market Risk. The value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high grade fixed-income securities.

Stock Selection Risk. The value stocks chosen for the Funds are subject to the risk that the market may never realize their intrinsic value or their prices may go down. While the Funds’ investments in value stocks may limit their downside risk over time, the Funds may produce more modest gains than riskier stock funds as a trade off for this potentially lower risk.

Small-Cap Risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Market Risk. The value of your investment will go up and down, which means that you could lose money. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. Financial markets have become increasingly interconnected on a global basis and, as a result, the occurrence of events related to any of these market risks in various global regions can thus cause volatility to occur in the domestic and global markets and can cause declines in the value of assets held by the Funds in response. Changes in the value of portfolio assets could be short-term or long-term, depending on the applicable circumstances. You should consider an investment in the FAM Funds as a long-term investment.

Foreign Investment Risk. The Funds may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Other Investment Company Investment Risk. The Funds may invest in shares of other investment companies, including ETFs. Investments in other investment companies may involve duplication of certain fees and expenses. By investing in other investment companies, a Fund becomes the shareholder of that company. As a result, Fund shareholders indirectly bear their proportionate share of the other investment company’s fees and expenses which are paid by the Fund as a shareholder of the other investment company. These fees and expenses are in addition to the fees and expenses that Fund shareholders bear directly in connection with each Fund’s own operations. If the other investment company fails to achieve its investment objective, a Fund’s investment in the other investment company may adversely affect that Fund’s performance.

An investment in FAM Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

15

Fund Management

The Investment Advisor

The Investment Advisor to FAM Funds is Fenimore Asset Management, Inc., (“Fenimore” or the “Advisor”), which is a New York corporation majority-owned by Mr. Thomas O. Putnam and located at 384 N. Grand Street, Cobleskill, NY 12043. Fenimore has been continuously offering investment advisory and consulting services under contract since 1974 to individuals, pension, profit sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that includes the continental United States. Mr. Putnam, Fenimore’s principal investment professional, was born in 1944. He has been actively employed as an investment advisor with Fenimore since 1974, and holds responsibilities for Fenimore’s investment management and research activities. Mr. Putnam is the sole shareholder of FAM Shareholder Services, Inc., each Fund’s shareholder servicing agent and Fenimore Securities, Inc., each Fund’s principal underwriter.

Portfolio Managers

Mr. Putnam co-manages each of the Funds. The co-managers are jointly and primarily responsible for the day-to-day management of each respective Fund’s investment portfolio.

John D. Fox, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam and Mr. Wilson. Mr. Fox is employed by Fenimore as Chief Executive Officer and Chief Investment Officer and has been actively involved in investment research activities since he joined the firm in 1996.

Andrew P. Wilson, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam and Mr. Fox. Mr. Wilson is employed by Fenimore as an Investment Research Analyst and joined the firm 2011. He has been actively involved in portfolio management and investment research activities since 1996.

Paul C. Hogan, CFA, serves as co-manager of FAM Dividend Focus Fund with Mr. Putnam and Mr. Preston. Mr. Hogan is also employed by Fenimore as an Investment Research Analyst and has been actively involved in investment research activities since he joined the firm in 1991.

Andrew F. Boord, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam and Mr. Gioia. Mr. Boord is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2005. He has been actively involved in investment research activities since 1995.

Kevin D. Gioia, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam and Mr. Boord. Mr. Gioia is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2010. He has been actively involved in investment research activities since 2010 and has assisted with the FAM Small Cap Fund since 2015.

William W. Preston, CFA, serves as co-manager of the FAM Dividend Focus Fund with Mr. Putnam and Mr. Hogan. Mr. Preston is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2016. He previously worked at Renaissance Capital in Greenwich, Connecticut as a Senior Research Analyst and he has been actively involved in investment research activities since 2011.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds is available in the Funds’ Statement of Additional Information.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

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Fund Management

As principal officer of Fenimore, Mr. Putnam serves as President and as a member of the Board of Trustees of Fenimore Asset Management Trust. Under the terms of the investment advisory contract, Fenimore receives a monthly fee from each Fund equal to 0.90% per annum of the average daily market value of its net assets. Fenimore has entered into contractual expense limitation agreements with FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund pursuant to which it has agreed to limit the total operating expenses (excluding acquired fund fees and expenses and certain other expenses) of each Fund’s Institutional Shares to 0.99%, 1.10% and 1.20% respectively, through May 1, 2022. These expense limitation agreements may only be amended by the Funds’ Board of Trustees. A discussion regarding the basis for the Trustees’ approval of each investment advisory contract is available in the Funds’ Annual Report to Shareholders dated December 31, 2020.

The Advisor also provides certain business management services to the Funds pursuant to a separate Business Management Agreement. Pursuant to the Business Management Agreement, the Advisor monitors each Fund’s relationships with third-party service providers, provides or procures such business management-related services for the Funds as are deemed reasonably necessary for the operation of the Funds and assists with the necessary and appropriate services to the Board of Trustees of the Trust. For these services, the Advisor is entitled to receive a fee from each Fund at a rate of ..03% of each respective Fund’s average daily net assets.

FAM Funds, the Advisor and Fenimore Securities, Inc. have jointly adopted a Code of Ethics which places certain express restrictions on the personal trading practices of personnel of both the Funds and Fenimore. In addition, FAM Funds and Fenimore have developed procedures that provide for the administration and enforcement of the Code through the continuous monitoring of personal trading practices.

17

Shareholder Information

Pricing Fund Shares

The share price (also called “Net Asset Value” or “NAV” per share) is calculated each day at the close of regular trading on the New York Stock Exchange and on such days as there is sufficient trading in a Fund’s portfolio of securities. The New York Stock Exchange is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Securities in each Fund’s portfolio will ordinarily be valued based upon market quotes. If market quotations are not available, securities or other assets will be valued by a method which the Board of Trustees believes most accurately reflects fair value. To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

Householding of Shareholder Mailings

To reduce the volume of mail you receive, each Fund will send a single copy of most financial reports, prospectuses, and regular communications to a shareholder with multiple accounts (single, retirement, joint, etc.) if such accounts have the same address and the Fund reasonably believes that the shareholders are members of the same family. You may request that additional copies be sent by notifying the Funds.

Purchasing and Adding to Your Shares

To establish an account, complete and sign the appropriate application and mail it, along with your check to FAM Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Checks should be made payable to the appropriate Fund. FAM reserves the right to refuse third party checks and any “bank starter check.” Please be sure to provide your Social Security, taxpayer identification number and/or a copy of your driver’s license. Foreign checks and cash will not be accepted. Any applications received not following the above guidelines will be returned.

You may also establish an account online at fenimoreasset.com by logging on to the Funds’ website and clicking on “Account Access”. You will be required to provide certain necessary information regarding your identity in order to establish your online account and you will need to create a User ID. Once you have provided the requested information and have accepted the terms and conditions of online access to your account, you will be able to directly make transactions in your account online.

The date on which your purchase is credited is your trade date. For purchases made by check, Federal Funds wire, or online and received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the NAV determined on your trade date.

FAM reserves the right to reject purchase applications or to terminate the offering of shares made by this prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be in the best interest of existing shareholders. In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred, or both. FAM has a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of FAM. All applications to purchase Fund shares are subject to acceptance by FAM and are not binding until so accepted. FAM does not accept telephone orders for the purchase of shares, and it reserves the right to reject applications in whole or in part.

18

Shareholder Information

Important Information About Procedures for Opening an Account

To help fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: the Funds must obtain the following information for each person who opens an account: (1) Name; (2) Date of birth (for individuals); (3) Physical residential address (although post office boxes are still permitted for mailing); and (4) Social Security Number, Taxpayer Identification Number and/or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity. Additional information may be required to open accounts for corporations and other nonnatural persons.

Federal law prohibits the Funds and other financial institutions from opening accounts unless the minimum identifying information listed above is received. The Funds may also be required to close your account if we are unable to verify your identity.

Who May Purchase Shares

Institutional Class shares are designed for certain institutional investors who are able to meet minimum investment requirements. The minimum investment is $500,000 for the FAM Fund Institutional Class shares. Institutional Class shares are intended for purchase through various third-party intermediaries including broker-dealers, banks, trust companies, savings institutions, insurance companies, and other financial intermediaries. Listed below are the investors or investments that may qualify to purchase the Institutional Class shares:

•	Clients of financial intermediaries that have entered into an agreement with affiliates of the FAM Trust and have been approved to offer Institutional Class shares of the FAM Funds through a network, platform, or self-directed investment brokerage account that may charge a transaction fee to customers.
•	Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, bank, trust company, savings institution or other financial intermediary (referred to as the “Sponsor”), and except for the Funds’ Advisor, Fenimore Asset Management, Inc., in which the investor pays that Sponsor a fee for investment advisory services and the sponsor or a broker-dealer through whom the shares are acquired has an agreement with affiliates of the FAM Trust authorizing the sale of Institutional Class shares of the FAM Funds.
•	Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from a Fund.
•	Employer Sponsored Retirement Plans that invest through a record-keeper or third party retirement platform.
•	Purchases by insurance companies, banks, trust companies, savings institutions or other financial intermediaries.
•	Unaffiliated U.S. registered mutual funds, including those that operate as “fund of funds.”
•	The Funds may accept, at their sole discretion, investments in Institutional Class shares from purchasers not listed above. The Funds reserve the right to waive the minimum account requirement for Institutional Class shares in certain cases.
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Shareholder Information

Converting from Institutional Shares to Investor Shares

If the current market value of your Institutional Shares account declines to less than $500,000 due to a redemption or exchange, we may convert your Institutional Shares into Investor Shares of the same Fund on the basis of relative NAVs. Although the total dollar value will be the same, a shareholder may receive more or less Investor Shares than the number of Institutional Shares converted.

A conversion from Institutional Shares to Investor Shares of the same Fund pursuant to the preceding paragraph should generally not be a taxable exchange for Federal income tax purposes.

Automatic Investment Plan

FAM Funds offers an Automatic Investment Plan whereby authorization is granted and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder’s account. The bank at which the shareholder checking account is maintained must be a member of the Automated Clearing House (ACH). While there is no charge to shareholders for this service, a charge of $10.00 may be deducted from a shareholder’s Fund account in case of returned items. NOTE: Individual Retirement Account (IRA) contributions made through the Automatic Investment Plan are assumed to be current year contributions. A shareholder’s Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder or the Fund.

Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions. Investors establishing new accounts by wire should first forward their completed Account Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM must have receipt of a wire transfer no later than 4:00 p.m. Eastern Time in order for the purchase to be made that same business day. Neither the Funds, Ultimus, nor First National Bank of Omaha are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or incomplete wire instructions.

IRA and Retirement Accounts

An individual having earned income and her or his spouse may each have one or more IRAs, the number and amounts limited only by the maximum allowed contribution per year. Existing IRA accounts may be rolled over or transferred at any time into a new IRA, which may be invested in Fund shares. U.S. Bank is empowered and agrees to act as custodian of shares purchased. Monies deposited into an IRA may be invested in shares of one of the Funds upon the filing of the appropriate forms. Forms establishing IRAs, Roth IRAs, SEP Accounts, SIMPLE IRAs, 403(b)(7) Plans, Coverdell ESAs and Individual 401(k) Plans are available by calling FAM Funds at (800) 932-3271. There is no annual maintenance fee. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans. Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares. However, the qualification and certification of such plans must first be prearranged by the investor’s own tax specialists who would assist and oversee all plan compliance requirements. Although FAM endeavors to provide assistance to those investors interested in such plans, it neither offers nor possesses the necessary professional skills or knowledge regarding the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional counsel be retained by the investor before investing such monies in shares of FAM Funds.

No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, SEP Account, SIMPLE IRA, 403(b)(7) Plan, Coverdell ESA or Individual 401(k) Plan to another custodian or in the event of a mandatory distribution.

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Shareholder Information

Purchases Through Selected Dealers

Certain Selected Dealers may affect transactions of the FAM Funds. FAM may accept orders from broker-dealers who have been previously approved by the Funds. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds. If the broker-dealer submits trades to the Funds, the Funds will use the time of day when such entity or its designee receives the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance. Broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to FAM or the Advisor. The Advisor may make payments to such companies out of its own resources to compensate these companies for certain shareholder administrative services provided in connection with the Funds. Shareholders who wish to transact through a broker-dealer should contact FAM at (800) 932-3271 for further information.

Shareholder Administrative Servicing Arrangements

The Funds have adopted a Shareholder Administrative Services Plan for Institutional Shares (the “Shareholder Services Plan”) under which the Institutional Shares of each Fund may pay shareholder administrative servicing fees to the Advisor and to financial institutions which may include banks, broker-dealers, trust companies and other similar types of financial intermediaries (collectively, “Service Organizations”), for providing, or arranging for the provision of, certain types of shareholder administrative services to Institutional Class shareholders serviced by the Advisor, affiliates of the Advisor or the Service Organization. The types of services which may be compensated for under the terms of the Shareholder Services Plan include various types of shareholder administrative support services such as assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts. Pursuant to the Shareholder Services Plan, the Institutional Shares of the Funds may pay shareholder administrative servicing fees of up to 0.15% of the average daily net assets of the Institutional Shares of each respective Fund.

Payments to Third Parties by the Advisor

The Advisor and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Funds (“revenue sharing”). This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary. Compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, mutual fund “supermarket” platforms and other formal sales programs, or as an expense reimbursement in cases where the intermediary provides shareholder services to shareholders of the Funds. Revenue sharing payments are in addition to any distribution or servicing fees payable under a Rule 12b-1 or service plan of the Funds or any record keeping or sub-transfer agency fees payable by the Funds. You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail, fax, or by hand to the Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. For further information on redemption requests call FAM Shareholder Services at (800) 932-3271. FAM does not offer telephone redemptions.

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Shareholder Information

Definition of Good Order

Good order means that the written redemption request includes the following:

1.	The Fund account number, name, and Social Security or Tax I.D. number.
2.	The amount of the transaction (specified in dollars or shares).
3.	Signatures of all owners exactly as they are registered on the account.
4.	Signature guarantees are required if: the value of shares being redeemed exceeds $50,000; payment is to be sent to an address other than the address of record; payment is to be made payable to a payee other than the shareholder; there has been an address change in the last 30 days. Shareholder bank accounts, when accompanied by a voided check, shall constitute the address of record for this signature guarantee requirement.
5.	Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

Shareholders requesting redemption proceeds to be wired from FAM will incur a $10 wire fee for domestic wires. Shareholders may also elect to have their proceeds sent by ACH (Automatic Clearing House) directly to their bank account, there is no fee for this.

Shareholders may sell all or any portion of their shares on any such business day that NAV is calculated. Such shares will be redeemed by FAM at the next such calculation after such redemption request is received in good order. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares, you are advised to wire funds to avoid delay.

FAM reserves the right, however, to withhold payment up to seven (7) days if necessary to protect the interests and assets of the Funds and their shareholders. In the event the New York Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circumstances as determined by the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly.

Redemption of shares may result in the shareholder realizing a taxable capital gain or loss.

Signature Guarantees

For our mutual protection, signature guarantees may be required on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from “eligible guarantor institutions.”

Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; (4) institutions that participate in the Securities Transfer Agent Medallion Program (“STAMP”) or other recognized signature medallion program.

A signature guarantee cannot be provided by a notary public.

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Shareholder Information

Signature guarantees will be required under the following circumstances:

1.	Redemption of Shares IF:
•	the value of shares being redeemed exceeds $50,000 per fund
•	payment is requested payable to a payee other than the shareholder of record
•	payment is to be sent to an address other than the address of record
•	an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days
2.	Transferring of Ownership and/or Account Name Changes (contact FAM Shareholder Services before getting the signature guarantee).

The requirement for a signature guarantee based on the above circumstances may be waived on a case by case basis.

Systematic Withdrawal Plan

For your convenience you may elect to have automatic periodic redemptions from your account. Shareholders who wish to participate in the systematic withdrawal plan must complete the appropriate form and return to FAM 30 days prior to the first scheduled redemption.

Information on Distributions and Taxes

All net investment income and net realized capital gains generated as a result of portfolio management activities are distributed to shareholders.

A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year they are usually declared and paid in December to shareholders of record in the month of December.

Dividend and capital gain distributions are reinvested in additional Fund shares in your account, unless you select another option on your account application form. Investors who want dividends and/or capital gains distributions sent to them in cash rather than invested in additional shares must arrange this by making a request to FAM. The request must be in written form acceptable to FAM. Unless investors request cash distributions in writing at least 7 business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the Funds. Capital gains, if any, will be distributed in December.

The value of your shares will be reduced by the amount of dividends and/or capital gains. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

23

Shareholder Information

Tax Information

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions designated by a Fund as long-term capital distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your Fund shares. An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange may be subject to federal and state taxes. Dividends generally are taxable in the year in which they are accrued, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal tax purposes, whether you receive them in cash or in additional shares of the Fund. Depending on your residence for tax purposes, distributions may also be subject to state and local taxes.

A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts you hold in a tax-deferred account will generally be subject to tax only when they are distributed from the account.

You will be notified by February 15th each year, through our “Supplementary Tax Information” flyer, about the federal tax status of distributions made the previous year.

The Funds are required to withhold Federal income tax at the Federal back withholding rate on taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules.

To avoid this, make sure you provide your correct tax identification number (Social Security Number for most investors) on your account application.

This tax discussion is meant only as a general summary. Because everyone’s tax situation is unique, you should consult your tax professional about particular consequences to you of investing in the Funds.

FAM Funds reports cost basis for all covered shares to both you and the IRS. When filing your tax return you will be required to use the cost basis reported on your Form 1099-B for your covered shares. FAM Funds has chosen the Average Cost method as its default cost account method. The cost basis method you elect may not be changed with respect to a redemption of shares after the settlement date of the redemption. You should consult with your tax advisor to determine the best cost basis method for your tax situation. If you hold your shares through a financial intermediary, you should contact the financial intermediary with respect to reporting of cost basis and available elections for your account.

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Shareholder Information

Frequent Trading Policy

The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Trust believes that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; (d) incur additional tax liability. The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Trust reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Trust, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

Disclosure of Fund Portfolio Holdings

On a quarterly basis, the Funds disclose on their website, fenimoreasset.com, each Fund’s entire portfolio holdings and certain additional information regarding their portfolios (e.g., Top Ten holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available. A complete list of each Fund’s portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-PORT. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Statement of Additional Information (SAI).

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Financial Highlights

The financial highlights provide information about each Fund’s financial history and are expressed in one share outstanding throughout each fiscal period. Each table is part of the Fund’s financial statements which are included in its annual report. The total returns in the table represent the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and capital gains. The financial information presented below reflects the results of Investor Shares of the FAM Dividend Focus Fund because Institutional Shares of that Fund was not offered during the periods shown. This information has been audited by BBD, LLP the Funds’ independent registered public accounting firm, whose report on the Funds’ financial statements is included in the Funds’ annual report which is available upon request.

FAM Value Fund

(Institutional Shares)

Per share information	Periods Ended December 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017(a)
Net asset value, beginning of period	$81.12	$66.34	$73.64	$66.85
Income (loss) from investment operations:
Net investment income(b)	0.09	0.13	0.21	0.08
Net realized and unrealized gains (losses) on investments	5.57	20.15	(4.65)	10.43
Total from investment operations	5.66	20.28	(4.44)	10.51
Less distributions from:
Net investment income	—	—	(0.22)	—
Net realized gains on investments	(3.07)	(5.50)	(2.64)	(3.72)
Total distributions	(3.07)	(5.50)	(2.86)	(3.72)
Change in net asset value for the period	2.59	14.78	(7.30)	6.79
Net asset value, end of period	$83.71	$81.12	$66.34	$73.64
Total return(c)	7.03%	30.57%	(6.00%)	15.69	%(d)

Ratios/supplementary data
Net assets, end of period (000)	$42,444	$32,922	$25,933	$23,693
Ratios to average net assets of:
Expenses, total	1.11%	1.11%	1.10%	1.17	%(e)
Expenses, net (includes fees reduced by Advisor)	0.99%	0.99%	0.99%	0.99	%(e)
Net investment income	0.12%	0.16%	0.25%	0.11	%(e)
Portfolio turnover rate	14%	7%	12%	10	%(f)

(a)	Value Fund Institutional Shares inception was on January 3, 2017.
(b)	Based on average shares outstanding.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Advisor had not reduced advisory fees.
(d)	Not annualized.
(e)	Annualized.
(f)	Represents the year ended December 31, 2017.
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Financial Highlights

FAM Dividend Focus Fund

(Institutional Shares)

Per share information	Years Ended December 31,
(For a share outstanding throughout each year)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$38.26	$29.73	$30.11	$26.93	$24.11
Income (loss) from investment operations:
Net investment income(a)	0.11	0.22	0.22	0.24	0.18
Net realized and unrealized gains (losses) on investments	4.90	9.45	(0.20)	3.15	5.00
Total from investment operations	5.01	9.67	0.02	3.39	5.18
Less distributions from:
Net investment income	(0.11)	(0.21)	(0.25)	(0.21)	(0.18)
Net realized gains on investments	(0.80)	(0.93)	(0.15)	—	(2.09)
Return of capital	(0.01)	—	—	—	(0.09)
Total distributions	(0.92)	(1.14)	(0.40)	(0.21)	(2.36)
Change in net asset value for the year	4.09	8.53	(0.38)	3.18	2.82
Net asset value, end of year	$42.35	$38.26	$29.73	$30.11	$26.93
Total return(b)	13.20%	32.56%	0.06%	12.64%	21.59%

Ratios/supplementary data
Net assets, end of year (000)	$509,666	$454,617	$240,545	$224,476	$198,364
Ratios to average net assets of:
Expenses, total	1.24%	1.24%	1.23%	1.25%	1.26%
Net investment income	0.31%	0.61%	0.70%	0.84%	0.70%
Portfolio turnover rate	25%	10%	18%	12%	26%
(a)	Based on average shares outstanding.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

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Financial Highlights

FAM Small Cap Fund

(Institutional Shares)

Per share information	Years Ended December 31,
(For a share outstanding throughout each year)	2020	2019	2018	2017		2016(a)
Net asset value, beginning of year	$19.02	$15.04	$18.26	$17.82		$14.75
Income (loss) from investment operations:
Net investment loss(b)	(0.08)	(0.08)	(0.04)	(0.03)		(0.00	)(c)
Net realized and unrealized gains (losses) on investments	2.03	4.15	(1.68)	0.86		3.60
Total from investment operations	1.95	4.07	(1.72)	0.83		3.60
Less distributions from:
Net investment income	—	—	—	(0.00	)(c)	—
Net realized gains on investments	—	(0.09)	(1.50)	(0.39)		(0.53)
Total distributions	—	(0.09)	(1.50)	(0.39)		(0.53)
Change in net asset value for the year	1.95	3.98	(3.22)	0.44		3.07
Net asset value, end of year	$20.97	$19.02	$15.04	$18.26		$17.82
Total return(d)	10.25%	27.05%	(9.29%)	4.66%		24.42%

Ratios/supplementary data
Net assets, end of year (000)	$77,023	$61,170	$36,664	$42,989		$34,142
Ratios to average net assets of:
Expenses, total	1.18%	1.19%	1.16%	1.22%		1.23%
Expenses, net (includes fees reduced and recoupment of previously reduced fees by Advisor)	1.18%	1.19%	1.17%	1.20%		1.16%
Net investment loss	(0.44%)	(0.45%)	(0.22%)	(0.16%)		(0.03%)
Portfolio turnover rate	16%	15%	31%	19%		26%
(a)	Small Cap Fund Institutional Shares inception was on January 1, 2016.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.01 per share.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Advisor had not reduced advisory fees.

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To Obtain Additional Information

If you would like additional information about the Funds, would like to obtain additional copies of the Funds’ Annual or Semi-Annual Reports or SAI, which are available without charge, or would like to make inquiries about any of the Funds, free reports on the Funds are available upon request and inquiries may be directed to:

FAM Funds
P.O. Box 46707
Cincinnati, Ohio 45246-0707
(800) 932-3271
fenimoreasset.com

Shareholder Reports

Each Fund’s Annual Report and Semi-Annual Report contains additional information about the Fund’s investments. The Fund’s Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year. Both the Annual Report and the Semi-Annual Report also contain Fund performance information, financial statements and portfolio holdings information.

Statement of Additional Information

The SAI for Institutional Shares contains more comprehensive information on the Funds and the Institutional Shares of the Funds. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

Information about the Funds, including the SAI, may also be obtained from the Securities and Exchange Commission for the cost of a duplicating fee. These documents are also available to view at the SEC’s public reference room in Washington, DC or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

Securities and Exchange Commission
Washington, DC 20549-1520
(202) 551-8090 or (800) SEC-0330
www.sec.gov

Investment Company
Act File No. 811-4750

STATEMENT OF ADDITIONAL INFORMATION

for

FAM VALUE FUND

FAMVX

FAM DIVIDEND FOCUS FUND

FAMEX

FAM SMALL CAP FUND

FAMFX

Investor Shares

Dated: May 1, 2021

384 North Grand Street, P.O. Box 399,

Cobleskill, NY 12043

Telephone

Number (800) 932-3271

www.fenimoreasset.com

FENIMORE ASSET MANAGEMENT TRUST

The FAM Funds currently offer three mutual funds, FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (the “Funds”). Each of the Funds is a separate investment series of Fenimore Asset Management Trust (the “Trust”), which is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company, and each of the Funds is a diversified open-end management investment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the Prospectus for the Investor Shares of the Funds dated the same date. A copy may be obtained without charge from the Funds by calling or writing the address and telephone number noted above. The financial statements for the Funds are incorporated by reference into this Statement of Additional Information in their entirety from the Funds’ most recent Annual Report to Shareholders.

FAM Funds - Statement of Additional Information

Investment Objective and Policies	1
Additional Investment Techniques and Related Risks	2
Investment Restrictions	4
History and Background of Investment Advisor	4
Investment Advisory Services	6
Business Management Services	7
Shareholder Administrative Services	7
Shareholder Services Agent	8
Fund Accounting Agent	8
Expense Limitation Arrangements	9
Board of Trustees and Officers	11
Proxy Voting	17
Control Persons and Principal Security Holders	18
Principal Underwriter	19
Other Service Providers	19
Securities Lending Activities	20
Information About the Trust	20
Brokerage Allocations	20
Net Asset Value Calculation	20
Performance Information	21
Financial Statements	22
Certain Federal Income Tax Considerations	22
Tax Status of the Funds	22
Fund Investments	23
Distributions	24
Redemptions	24
Foreign Shareholders	25
Disclosure of Fund Portfolio Holdings	25

 Investment Advisor

Fenimore Asset Management, Inc.

384 North Grand Street

Cobleskill, NY 12043

INVESTMENT OBJECTIVE AND POLICIES

FAM Value Fund has an investment objective to maximize long-term return on capital. FAM Dividend Focus Fund has an investment objective of providing current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities that pay dividends. FAM Small Cap Fund has an investment objective to maximize long-term return on capital.

Normally, the Funds’ investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Funds, Fenimore Asset Management, Inc., (“Fenimore” or “FAM”), can no longer find securities that have been determined by Fenimore to be undervalued. During such periods, investments will be made in fixed-income investments until such time as more attractive common stocks can be found for purchase. Generally, under normal market conditions, the Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

The Funds may also invest in shares of other investment companies, including ETFs, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in other investment companies may involve duplication of certain fees and expenses. By investing in other investment companies, a Fund becomes the shareholder of that company. As a result, Fund shareholders indirectly bear their proportionate share of the other investment company’s fees and expenses which are paid by the Fund as a shareholder of the other investment company. These fees and expenses are in addition to the fees and expenses that Fund shareholders bear directly in connection with each Fund’s own operations. If the other investment company fails to achieve its investment objective, a Fund’s investment in the other investment company may adversely affect that Fund’s performance.

It is the opinion of FAM that the objectives of the Funds are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM seeks to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole, based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value - an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management’s ability prior to making a commitment with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visits to the company, and/or conversations with security analysts who actively follow the company for investment brokerage firms. While FAM feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be successful in achieving its investment objectives for the Funds.

It is FAM’s belief that the objectives of the Funds can only be achieved consistently over a long investment horizon. Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determination, feels that the recognition of true business worth has not yet been attained in the stock’s current market quotation. Thus, the Funds serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

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From time to time, FAM may also choose to invest some or all of the Funds’ assets in fixed-income investments of the types more fully described in the Funds’ Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

FAM recognizes that while the Funds remain small in size, FAM may have greater flexibility in achieving its objectives. However, as the Funds grow in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves unto itself the right to limit the asset size of the Funds by discontinuing sales of their shares at any time. The Board of Trustees of the Funds may suspend sales whenever, in its collective wisdom, it believes it necessary in order for the Funds to continue to adhere to their stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing shareholder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that FAM believes income is an important factor in achieving its objectives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes. (See “Certain Federal Income Tax Considerations”). Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of FAM Funds for these reasons.

ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as described in the Prospectus and in this Statement of Additional Information, each Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of each Fund’s principal investment strategies.

DERIVATIVES

The Funds may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction and to the extent the Funds’ view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. Certain derivatives instruments could also be illiquid and subject to the limitation on illiquid investments. Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. “Illiquid investments” include any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds have implemented a Liquidity Risk Management Program to identify illiquid investments.

The use of options may result in losses to a Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The ability of each Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission (“CFTC”).

BORROWING

Each Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Funds choose to borrow, the volatility of the Funds’ net asset value may increase. Additionally,

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money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

SHORT-SALE TRANSACTIONS

The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the Funds would be permitted only to engage in short-sale transactions “against the box,” in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

LOANS OF PORTFOLIO SECURITIES

The Funds are permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund’s securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateralized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obligations, causing a loss for a Fund.

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN ISSUERS

The Funds may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Funds may also invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer’s shares to experience greater market volatility.

CYBER SECURITY RELATED RISKS

With the increasing use of the Internet and technology in connection with the Funds’ operations, the Funds are susceptible to greater operational and information security risks through breaches in cyber security. Cyber security breaches include, without limitation, infection by computer viruses and gaining unauthorized access to the Funds’ systems through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operations to be disrupted. Cyber security breaches may also occur in a manner that does not require gaining unauthorized access, such as denial-of-service attacks or situations where authorized individuals intentionally or unintentionally release confidential information stored on the Funds’ systems. A cyber security breach may cause disruptions and impact the Funds’ business operations, which could potentially result in financial losses, inability to determine a Fund’s NAV, violation of applicable law, regulatory penalties and/or fines, compliance and other costs. The Funds and their shareholders could be negatively impacted as a result. In addition, because the Funds work closely with third-party service providers (e.g., the custodian), indirect cyber security breaches at such third-party service providers may subject Fund shareholders to the same risks associated with direct cyber security breaches. Further, indirect cyber security breaches at an issuer of securities in which a Fund invests may similarly negatively impact Fund shareholders. While the Funds have established risk management systems designed to reduce the risks associated with cyber security breaches, there can be no assurances that such measures will be successful.

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MARKET RISK

Market risk reflects the fact that the value of your investment will go up and down, which means that you could lose money on your investment. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. Financial markets have become increasingly interconnected on a global basis and, as a result, the occurrence of events related to any of these market risks in various global regions can thus cause volatility to occur in the domestic and global markets and can cause declines in the value of assets held by the Funds in response. Changes in the value of portfolio assets could be short-term or long-term, depending on the applicable circumstances.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of 1940. Accordingly, no FAM Fund will:

(A)	Invest in the purchase and sale of real estate.

(B)	Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

(C)	Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund’s total assets.

(D)	Maintain margin accounts, will not purchase its investments on credit or margin, and will not leverage its investments, except for normal transaction obligations during settlement periods.

(E)	Underwrite or deal in offerings of securities of other issuers as a sponsor or underwriter in any way. (Note: The Trust may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

(F)	Make loans to others, except that each Fund may lend portfolio securities so long as no such loan is made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets. For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

(G)	Issue senior securities, except to the extent permitted by the Investment Company Act of 1940, by SEC exemptive order, or by the Commission.

(H)	Invest more than 25% of its assets valued at the time of purchase in any one industry or similar groups of industries, except U.S. government securities.

(I)	Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of purchase. This restriction shall not be applicable for investments in U.S. government or agency securities.

HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the Funds is Fenimore Asset Management, Inc. The company is a New York corporation registered under the Investment Advisers Act of 1940 with the Securities and Exchange

4

Commission. Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal officer and a Trustee of the Funds. Fenimore was incorporated November 20, 1974 and has been continuously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S.

Mr. Putnam has been employed or active as an investment advisor since 1974, managing investment accounts for clients. He has held responsibilities as President and Director of Fenimore’s investment management and research activities. Mr. Putnam completed his undergraduate studies at the University of Rochester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in 1968.

John Fox, CFA, co-manager of FAM Value Fund, is employed by Fenimore as Chief Investment Officer and Chief Executive Officer. He has been actively involved in investment and portfolio management and research activities since 1996.

Paul C. Hogan, CFA, co-manager of FAM Dividend Focus Fund, is also employed by Fenimore as an Investment Research Analyst. He has been actively involved in investment research activities since 1991.

Andrew F. Boord, co-manager of the FAM Small Cap Fund, is employed by Fenimore as an Investment Research Analyst. He has been actively involved in investment and portfolio management and research activities since 1995.

Andrew P. Wilson, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam and Mr. Fox. Mr. Wilson is employed by Fenimore as an Investment Research Analyst and jointed the firm in 2011. He has been actively involved in portfolio management and investment research activities since 1996.

Kevin D. Gioia, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam and Mr. Boord. Mr. Gioia is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2010. He has been actively involved in investment research activities since 2010 and has assisted with the FAM Small Cap Fund since 2015.

William W. Preston, CFA, serves as co-manager of the FAM Dividend Focus Fund with Mr. Putnam and Mr. Hogan. Mr. Preston is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2016. He previously worked at Renaissance Capital in Greenwich, Connecticut as a Senior Research Analyst and he has been actively involved in investment research activities since 2011.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to purchase controlling interests in any such company, it is Fenimore’s belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long-term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company;

5

(2) become severely depressed in the market because of adverse publicity and are, thus, selling at a deep discount to the perceived future potential value of the company; and (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

Fenimore will not invest assets of any other managed account in shares of the Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction.

INVESTMENT ADVISORY SERVICES

Fenimore, as investment advisor to the Funds, renders such services under contract that provides for payment to Fenimore of a fee, calculated daily and paid monthly at the rate of 0.90% per annum of each Funds’ average daily net assets. This contract is subject to approval annually by the Funds’ Board of Trustees and is terminable upon 30 days written notice, one party to the other.

With respect to FAM Value Fund, the total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years (before and after waivers) is as follows:

FISCAL YEAR ENDED DECEMBER 31, 2020	FISCAL YEAR ENDED DECEMBER 31, 2019	FISCAL YEAR ENDED DECEMBER 31, 2018
$11,589,450 (before waiver)	$11,740,701 (before waiver)	$11,297,925 (before waiver)
$11,484,902 (after waiver of $104,548)	$11,550,114 (after waiver of $190,587)	$11,143,858 (after waiver of $154,067)

With respect to FAM Dividend Focus Fund, the total investment advisory fees paid by FAM Dividend Focus Fund to Fenimore during each of the last three fiscal years (before and after waivers) is as follows:

FISCAL YEAR ENDED DECEMBER 31, 2020	FISCAL YEAR ENDED DECEMBER 31, 2019	FISCAL YEAR ENDED DECEMBER 31, 2018
$3,863,947	$3,142,954	$2,129,740 (before recoupment)
		$2,133,889 (including recoupment of prior years’ fee reductions of $4,149)

With respect to FAM Small Cap Fund, the total investment advisory fees paid by FAM Small Cap Fund to Fenimore during the last three fiscal years (before and after waivers) is as follows:

FISCAL YEAR ENDED DECEMBER 31, 2020	FISCAL YEAR ENDED DECEMBER 31, 2019	FISCAL YEAR ENDED DECEMBER 31, 2018
$1,717,389	$1,616,148	$1,531,526 (before recoupment)
		$1,541,806 (including recoupment of prior years’ fee reductions of $10,280)

Each Fund is responsible for the costs of its own operation which include the fees of independent accountants, chief compliance officer, brokerage fees, routine administrative expenses, fund accounting expenses and shareholder administrative services expenses. Expenses of “Interested Trustees” shall always

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remain the responsibility of the investment advisor. All employees of the Advisor who perform duties for the Funds shall remain employees of the Advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automatically terminated.

BUSINESS MANAGEMENT SERVICES

Fenimore also provides certain business management services to the Funds, including the monitoring of the Funds’ relationships with “non-affiliated” third-party service providers and assisting with necessary and appropriate services to the Board of Trustees of the Trust. For these services, Fenimore is entitled to receive a fee from each Fund at a rate of 0.03% of the Fund’s average daily net assets.

For the fiscal years ended December 31, 2020, 2019 and 2018, the Funds paid Fenimore the following business management fees:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2020	$386,607	$128,947	$57,318
2019	$390,838	$104,782	$53,773
2018	$379,168	$71,577	$51,825

Fenimore has retained Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Dr., Suite 400, Cincinnati, OH 45246, to provide certain fund sub-administration services to the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus for these services.

SHAREHOLDER ADMINISTRATIVE SERVICES

The Funds adopted a Shareholder Administrative Services Plan for Investor Shares (the “Shareholder Services Plan”) under which the Investor Shares of each Fund may pay shareholder administrative servicing fees to the Advisor and to financial institutions which may include banks, broker-dealers, trust companies and other similar types of financial intermediaries (collectively, “Service Organizations”), for providing, or arranging for the provision of, certain types of shareholder administrative services to Investor Class shareholders serviced by the Advisor, affiliates of the Advisor or the Service Organization. Such services may include, but are not limited to: (i) assisting the Funds in providing or arranging for the provision of shareholder servicing or sub-transfer agency services to Investor Class shareholders of each of the Funds and assisting in establishing and maintaining shareholder accounts and records for Investor Class shareholders; (ii) aggregating and processing purchase and redemption orders for Investor Class shareholders; (iii) providing Investor Class shareholders with statements showing their positions in the Funds; (iv) processing dividend payments for Investor Class shareholders; (v) providing or arranging for the provision of sub-accounting services in connection with Investor Class Shares of the Funds; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to Investor Class shareholders of the Funds; (vii) receiving, tabulating and transmitting proxies executed by beneficial owners of Investor Class Shares of the Funds; (viii) answering inquiries from Investor Class shareholders of a general nature regarding the Funds; (ix) assisting Investor Class shareholders in changing account options, account designations, and account addresses; (x) crediting distributions from the Funds to Investor Class shareholder accounts; and (xi) providing such other non-distribution related share- holder administrative services as may be reasonably requested and which are deemed necessary and beneficial to Investor Class shareholders of the Funds. Pursuant to the Shareholder Services Plan, the Investor Shares of the Funds may pay shareholder administrative servicing fees of up to 0.25% of the average daily net assets of the Investor Shares of each respective Fund.

For the fiscal years ended December 31, 2020, 2019 and 2018, the Investor Shares of the Funds paid the following shareholder administrative servicing fees pursuant to the Shareholder Services Plan:

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	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2020	$674,201	$445,810	$97,226
2019	$669,043	$281,647	$99,759
2018	$706,268	$131,903	$109,619

SHAREHOLDER SERVICES AGENT

Effective as of September 14, 2020, the Advisor assumed the responsibility from its affiliate FAM Shareholder Services, Inc. (“FSS”), a company under common control with the Advisor, for providing and/ or procuring those shareholder account services for the Investor Shares of the Funds that were previously provided exclusively to the Funds by FSS pursuant to the terms of the Funds’ Shareholder Account Services Agreement for Investor Shares which was assigned by FSS to Fenimore effective as of September 14, 2020. FSS continues to serve as a shareholder servicing agent for the Investor Shares of the Funds in accordance with a servicing agreement entered into between the Advisor and FSS with respect to the Investor Shares. Pursuant to the terms of the Shareholder Account Services Agreement between the Funds and the Advisor with respect to the Investor Shares, the Advisor receives a fee at the annual rate of 0.11% of the average daily net assets allocable to the Investor Shares of each Fund. Prior to September 14, 2020, FSS served exclusively as the shareholder services agent for the Funds. In its previous capacity as the exclusive shareholder services agent for the Funds, FSS was entitled to receive a fee, on an annual basis of 0.11% of the average daily net assets of each Fund’s Investor Shares. For the fiscal years ended December 31, 2019 and 2018, the Investor Shares of the Funds paid FSS the following shareholder account services fees, and for the fiscal year ended December 31, 2020, the Investor Shares of the Funds paid FSS and the Advisor (collectively) the following shareholder account services fees:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2020	$1,040,027	$257,172	$106,940
2019	$1,078,562	$239,124	$89,933
2018	$1,029,001	$192,651	$83,753

Fenimore has retained Ultimus to provide certain shareholder services to the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus for these services.

FUND ACCOUNTING AGENT

The Advisor serves as the fund accounting agent for each class of shares of the Funds. In its capacity as fund accounting agent, the Advisor is entitled to receive a fee, on an annual basis, of 0.07% of the average daily net assets of each Fund’s Investor Shares. For the fiscal years ended December 31, 2020, 2019 and 2018, the Investor Shares of the Funds paid the Advisor the following fund accounting agent fees:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2020	$879,509	$300,876	$91,721
2019	$891,249	$244,528	$89,319
2018	$860,560	$166,316	$87,176

Fenimore has retained Ultimus to provide certain sub-accounting services to the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus Fund Solutions, LLC for these services.

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EXPENSE LIMITATION ARRANGEMENTS

Pursuant to an Expense Limitation Agreement entered into between Fenimore and the Trust, on behalf of each Fund, Fenimore contractually agreed, until May 1, 2022, to waive fees and/or reimburse each of the Funds certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses of the Investor Shares of the Funds, as .follows: 1.18% for FAM Value Fund, 1.26% for FAM Dividend Focus Fund and 1.42% for FAM Small Cap Fund. Each Fund agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Investor Shares of the Fund to exceed the applicable limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Board of Trustees.

For the year ended December 31, 2020, pursuant to the terms of the Expense Limitation Agreement, the Advisor waived $104,548 in fees for FAM Value Fund. The FAM Dividend Focus Fund and FAM Small Cap Fund did not have any advisory fee reductions during the year ended December 31, 2020.

For the year ended December 31, 2019, pursuant to the terms of the Expense Limitation Agreement, the Advisor waived $190,587 in fees for FAM Value Fund. The FAM Dividend Focus Fund and FAM Small Cap Fund did not have any advisory fee reductions during the year ended December 31, 2019.

For the year ended December 31, 2018, pursuant to the terms of the Expense Limitation Agreement, the Advisor waived or recouped fees for each of the Funds as follows: for FAM Value Fund, the Advisor waived $154,067; for FAM Dividend Focus Fund, the Advisor recouped $4,149 of prior year fee reductions and, for FAM Small Cap Fund, the Advisor recouped $10,280 of prior years’ fee reductions.

As of December 31, 2020, the cumulative amounts of previously waived fees that the Advisor may recoup from the Funds is shown below, along with the expiration date of such recoupment:

Fund	May 31,
	2021	2022	2023	Total
FAM Value Fund	$154,067	$190,587	$104,548	$449,202

As of December 31, 2019, all previously reduced fees for FAM Dividend Focus Fund and FAM Small Cap Fund have been recouped by the Advisor.

Thomas O. Putnam, John D. Fox and Andrew P. Wilson are co-managers of the FAM Value Fund. Thomas O. Putnam, Paul C. Hogan and William W. Preston are co-managers of the FAM Dividend Focus Fund. Thomas O. Putnam, Andrew F. Boord, and Kevin D. Gioia are co-managers of the FAM Small Cap Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2020:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed* ($ millions)
Thomas O. Putnam	None	$0	1	$46	1,125	$1,496	$1,542

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Paul C. Hogan	None	$0	0	$0	290	$580	$580
John D. Fox	None	$0	0	$0	563	$987	$987
Andrew F. Boord	None	$0	1	$46	54	$183	$229
Andrew P. Wilson	None	$0	0	$0	562	$986	$986
Kevin D. Gioia**	None	$0	1	$46	54	$183	$229
William W. Preston***	None	$0	0	$0	290	$580	$580

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients. While the managers do not manage other registered investment companies, they do manage separate accounts (i.e., accounts managed on behalf of individuals for public or private institutions). Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Adviser does not track the time portfolio managers spend on a single portfolio, the Adviser does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. The Adviser seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

Because a portfolio manager’s compensation may be affected by revenues earned by the Adviser, the incentives associated with any given account may be higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. The Adviser monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Adviser’s Code of Ethics.

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The compensation of the portfolio managers varies with the general success of the Adviser as a firm. Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the portfolio manager for the given time period. The portfolio managers’ compensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of December 31, 2020  is as follows:

Dollar Range of Equity Securities Beneficially Owned

Portfolio Manager	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
Thomas O. Putnam	Over $1,000,000	Over $1,000,000	Over $1,000,000
John D. Fox	Over $1,000,000	Over $1,000,000	Over $1,000,000
Paul C. Hogan	Over $1,000,000	Over $1,000,000	Over $1,000,000
Andrew F. Boord	$500,001 - $1,000,000	$100,001-$500,000	$500,001 - $1,000,000
Andrew P. Wilson	Over $1,000,000	$500,001 - $1,000,000	$500,001 - $1,000,000
Kevin D. Gioia	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000
William W. Preston	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000

BOARD OF TRUSTEES AND OFFICERS

Overall responsibility for management of the Funds rests with the Board of Trustees, which is elected by the shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise the day-to-day operations of the Funds. The Trustees and officers serve for an indefinite period of time.

Board Leadership Structure. Mr. Paul Keller, who is an Independent Trustee, serves as the Chairman of the Board and, in this role, oversees the functioning of the Board’s activities and acts as a liaison between the Board, management and legal counsel to the Funds. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust and By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board. The Board has designated a number of standing committees, as further discussed below, each of which has a Chairman. The Board may also designate working groups or committees as it deems appropriate, from time to time.

The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

Trustee Qualifications. There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each Trustee represent a diversity of experiences and skills. In addition to the table below, the following is a brief discussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each person identified below is qualified to serve as a Trustee.

Fred “Chico” Lager – As the former President and Chief Executive Officer of a publicly traded company, Mr. Lager has extensive experience and background in corporate and financial matters and has been

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designated as one of the four financial experts on the Trust’s Audit Committee. He also has experience as a director of several public and privately held companies. In addition, Mr. Lager also has had long-standing service as a member of the Board of Trustees.

Kevin J. McCoy – As a certified public accountant with over 35 years of experience in the industry, Mr. McCoy has extensive experience and background in the auditing of operating companies and in business and financial matters. Mr. McCoy has also been designated as one of the four financial experts on the Trust’s Audit Committee, of which he is the Chairman. In addition, he also has had long-standing service as a member of the Board of Trustees.

Paul A. Keller - As a certified public accountant and former PricewaterhouseCoopers LLP assurance partner with over 30 years of experience in the mutual fund industry, Mr. Keller has extensive experience as an auditor and business advisor to mutual funds and related service companies, as well as, other financial services companies. Mr. Keller has also been designated as one of the four financial experts on the Trust’s Audit Committee. He also has experience as a director of other SEC-registered mutual funds. In addition, he also has had long-standing service as a member of the Board of Trustees.

Donald J. Boteler - As former executive with the Investment Company Institute, the trade association for the investment company industry, Mr. Boteler has extensive experience and background in operations, accounting, compliance, and continuing education while working with investment companies. Mr. Boteler has also been designated as one of the four financial experts on the Trust’s Audit Committee. He also has experience as a director of other SEC-registered mutual funds. In addition, he also has had long-standing service as a member of the Board of Trustees.

Denise V. Gonick – As the former President and Chief Executive Officer of a health insurance organization, Ms. Gonick has extensive experience and background in business management, operations and corporate governance. As a trained lawyer and former Chief Legal Officer for the company that she formerly headed, Ms. Gonick also has legal and compliance training and experience. Over her career, Ms. Gonick has been directly involved in corporate leadership, transactions, strategic planning, executive management, financial management, compliance and government relations.

Kenneth R. Stoll – As the former President, Chief Financial Officer and Chief Operating Officer of an investment management firm and mutual fund sponsor, Mr. Stoll has extensive experience and background in the management and operations of SEC-registered mutual funds. Mr. Stoll was also a certified public accountant and was previously a partner with the public accounting firm of PricewaterhouseCoopers LLP focusing primarily on the auditing of mutual funds and he has a useful knowledge and understanding of the mutual fund industry based on his over 30 year involvement in the field.

Thomas O. Putnam – Through his positions as founder, director, Chairman and portfolio manager with Fenimore Asset Management, Inc., the investment adviser to the Funds, Mr. Putnam has extensive experience and background in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board. He also has had long-standing service as a Trustee of the Board.

The names of Trustees and officers of the Funds, and their respective duties and affiliations are as follows:

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Name, Address, and Year of Birth	Position(s) Held With Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Trustee	Other Director- ships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES**
Donald J. Boteler 384 North Grand St Cobleskill, NY 12043 1948	Trustee since 2012	Retired Vice President of Operations & Continuing Education, Investment Company Institute (trade association for the investment company industry)	3	Parnassus Funds (3 portfolios) and Parnassus Income Funds (2 portfolios )
Denise V. Gonick 384 North Grand St. Cobleskill, NY 12043 1966	Trustee since 2019	Strategic Adviser (since 2020); President and Chief Executive Officer of MVP Health Care (2012 to 2019) (a health insurance company)	3	Chemung Financial Corporation
Paul A. Keller, CPA 384 North Grand St Cobleskill, NY 12043 1954	Trustee since 2010	Business Consultant; Retired Partner, PricewaterhouseCoopers, LLP Investment Management Services Group (certified public accounting firm)	3	Pacific Select Funds (50 portfolios) and the Pacific Funds (30 portfolios )
Fred “Chico” Lager 384 North Grand St. Cobleskill, NY 12043 1954	Trustee since 1996	Business Consultant; Retired President & CEO of Ben & Jerry’s Homemade, Inc. (food services company)	3	None
Kevin J. McCoy, CPA 384 North Grand St Cobleskill, NY 12043 1952	Trustee since 2007	Principal, Marvin and Company, P.C. (certified public accounting firm)	3	None
Kenneth R. Stoll 384 North Grand St. Cobleskill, NY 12043 1961	Trustee since 2019	Retired, President and Chief Financial Officer (2015 to 2018) and Vice President and Chief Operating Officer (2004 to 2014), Weitz Investment Management, Inc. (investment management firm and mutual fund sponsor)	3	None

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Interested Trustee & Officers Name, Address, and Year of Birth	Position(s) Held With Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
INTERESTED TRUSTEE
Thomas O. Putnam*** 384 North Grand St. Cobleskill, NY 12043 1944	President Since 1986; Chairman from 1986-November 2004	Chairman, Fenimore Asset Management, Inc. (investment management firm and mutual fund sponsor)	3	None
OFFICERS
Michael F. Balboa 384 North Grand St. Cobleskill, NY 12043 1983	Secretary and Treasurer since May 2016	Chief Financial Officer, Fenimore Asset Management, Inc.	N/A	N/A
Brian Lutes 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 1975	Assistant Treasurer since November 2017	Vice President, Mutual Fund Controller of Fund Accounting of Ultimus Fund Solutions, LLC	N/A	N/A
Maggie Bull 2 Easton Oval, Suite 300 Columbus, OH 43219 1965	Assistant Secretary since November 2017	Senior Attorney, Ultimus Fund Solutions, LLC (since June 2017); Legal Counsel, Meeder Investment Management, (January 2011 to September 2016); Chief Compliance Officer, Meeder Funds (March 2011 to September 2016)	N/A	N/A
Gweneth K. Gosselink Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 1955	Chief Compliance Officer since February 2020	Senior Compliance Officer, Ultimus Fund Solutions, LLC (since December 2019); CCO Consultant, GKG Consulting, LLC (since December 2019); Chief Operating Officer & CCO, Miles Capital, Inc. (June 2013 to December 2019).	N/A	N/A

†	Trustees serve until their successors are elected and qualified, or until the Trustee dies, resigns or is removed, or becomes incapacitated.

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*	“Fund Complex” includes the three series of the Trust, FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund.

**	The “Independent Trustees” are those Trustees that are not considered “interested persons” of the Trust, as that term is defined in the 1940 Act.

***	Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust’s investment adviser, is considered an “interested person” of the Trust.

The Trustees have established an Audit Committee, a Nominating and Corporate Governance Committee, and a Valuation Committee. The Audit Committee, which is composed of at least three of the Trust’s Independent Trustees, is composed of Messrs. Boteler, Keller, Lager, McCoy and Stoll and Ms. Gonick. The Audit Committee: (i) selects the Trust’s independent registered public accounting firm and recommends to the Board of Trustees the selection; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent registered public accounting firm; (iv) reviews the annual financial statements of the Funds, and (v) reviews the adequacy and effectiveness of internal controls and procedures. For the fiscal year ended December 31, 2020, the Audit Committee met twice.

The Nominating and Corporate Governance Committee is composed of the Independent Trustees, is composed of Messrs. Boteler, Keller, Lager, McCoy and Stoll and Ms. Gonick. The Nominating and Corporate Governance Committee: (i) recommends nominees to the full Board for election to the Board of Trustees; (ii) evaluates each candidate’s qualifications for Board membership and his or her independence from the Trust’s investment manager and other principal service providers; (iii) periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recommends any appropriate changes to the full Board; (v) oversees the Trust’s policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance procedures of the Trust and recommends any appropriate changes. The Committee does not have a stated policy of considering nominees recommended by the Trust’s shareholders. For the fiscal year ended December 31, 2020, the Committee did not convene any meetings.

The Valuation Committee is composed of the Independent Trustees, Messrs. Boteler, Keller, Lager, McCoy and Stoll and Ms. Gonick. The purpose of the Valuation Committee is to oversee the implementation of the Trust’s valuation procedures and to make fair value determinations on behalf of the Board as specified in the Trust’s valuation procedures. The Valuation Committee meets on an as-needed basis to consider valuation matters submitted for their review. For the fiscal year ended December 31, 2020, the Committee did not convene any meetings.

For the fiscal year ended December 31, 2020 , the dollar range of equity securities owned by each Trustee in each Fund and the Fund Complex is as follows:

Name of Trustee	Fund Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES
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Donald J. Boteler	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Denise V. Gonick	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000	$10,001-$50,000
Paul A. Keller	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Fred “Chico” Lager	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Kevin J. McCoy	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Kenneth R. Stoll	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	$50,001-$100,000 $50,001-$100,000 $10,001-$50,000	Over $100,000
INTERESTED TRUSTEE
Thomas O. Putnam	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000

Except for Thomas O. Putnam, the Officers and Trustees of the Funds own less than 1% of each Fund’s shares outstanding. Mr. Putnam owns beneficially 2.97% of FAM Value Fund (all of which consists of Investor Shares), 8.58% of FAM Dividend Focus Fund (all of which consists of Investor Shares) and 6.58% of FAM Small Cap Fund (all of which consist of Institutional Shares).

Effective as of January 1, 2021, trustees of the Funds not employed by Fenimore receive from the Funds an annual fee of $27,000 paid in quarterly installments and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The Independent Chairman is entitled to receive up to an additional $10,000 annual retainer. The Chairman of the Audit Committee is entitled to receive a $2,000 annual retainer. Trustees who are employees of Fenimore do not receive compensation from the Funds.

For the fiscal year ended December 31, 2020, the Trustees received the following compensation from the Funds:

Name of Trustee	Aggregate Compensation from the Funds Accrued as Part of Fund Expenses	Pension or Retirement Benefits	Est. Annual Benefits upon Retirement	Total Compensation from Registrant and Fund Complex Paid to Trustees
Thomas O. Putnam	$0	$0	$0	$0
Donald J. Boteler	$19,000	$0	$0	$19,000
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Denise V. Gonick	$19,500	$0	$0	$19,500
Paul A. Keller	$24,500	$0	$0	$24,500
Fred “Chico” Lager	$19,000	$0	$0	$19,000
Kevin J. McCoy	$20,500	$0	$0	$20,500
Kenneth R. Stoll	$19,500	$0	$0	$19,500

Board Oversight of Risk Management. The Funds are subject to various risks including, among others, investment, liquidity, financial, compliance, valuation and operational risks. Day-to-day risk management functions are included within the responsibilities of the Adviser and other service providers who carry out the Funds’ investment management and business affairs. The Adviser and other service providers each have their own, independent interest in risk management, and their policies and procedures for carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

The Board has not established a standing risk oversight committee. Instead, in fulfilling its risk oversight responsibilities, the Board regularly solicits and/or receives reports from the Adviser, including from the Adviser in its capacity as the administrator of the Funds’ Liquidity Risk Management Program, the Funds’ Chief Compliance Officer (“CCO”), and from legal counsel. The Board has designated the CCO to oversee the risk management processes, procedures and controls for the Trust. In this role, the CCO reports directly to the Board’s Independent Trustees and provides quarterly reports to the Board, in addition to an annual report to the Board in accordance with the Funds’ compliance policies and procedures and applicable regulatory requirements. The CCO also regularly provides the Board with updates on the application of the Funds’ compliance policies and procedures and how these procedures are designed to mitigate risk. On an annual basis, the Adviser, as the administrator of the Funds’ Liquidity Risk Management Program, provides the Board with a written report that addresses the operation, adequacy, and effectiveness of the Liquidity Risk Management Program. In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider arrangements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role in response to various relevant factors.

PROXY VOTING

The Trust has delegated the proxy voting decisions on securities held in the Trust’s portfolios to Fenimore in its capacity as investment advisor. Fenimore has adopted Proxy Voting Policies and procedures (“Proxy Voting Policies”) which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust’s shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as well as the investment advisor’s fiduciary duties under federal and state law to act in the best interest of its clients. The Board of Trustees of the Trust has approved the Proxy Voting Polices.

For routine proposals (such as those which do not change the structures, bylaws or operations of a company), Fenimore will generally vote in the manner recommended by management. Non-routine proposals (such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis. An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted. With respect to all non-routine proposals and shareholder proposals, if a decision is made to consider voting in a manner other than that recommended by management, the analyst/portfolio manager will make a recommendation to a committee comprised of all investment analysts and portfolio managers (the “Proxy Voting Committee”)

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as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) disclose such conflict of interest to the Corporate Governance Committee of the Board of Trustees and obtain the consent of the committee before voting the proxy (ii) vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Corporate Governance Committee of the Board of Trustees.

Information on how each of the Funds voted proxies relating to portfolio securities during each twelve- month period ended June 30th is filed with the SEC on Form N-PX. This proxy voting information for the Funds as presented on Form N-PX is available: (1) without charge, upon request by calling the Funds at 800-932-3271; (2) on the Funds’ website at http://www.fenimoreasset.com, and (3) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of March 31, 2021, the following entities owned beneficially or of record, for their own account or the accounts of their customers, more than 5% of the outstanding Investor Shares of the Funds, as indicated:

NAME OF FUND CLASS OF SHARES	NAME AND ADDRESS OF BENEFICIAL OWNER*	PERCENT OF CLASS
FAM Value Fund Investor Shares	National Financial Services Corp. 200 Liberty Street 5th Flr New York, NY 10281	7.66%
	Charles Schwab & Co., Inc. FBO Schwab Customers 101 Montgomery Street San Francisco, CA 94104	7.01%

FAM Dividend Focus Fund Investor Shares	Charles Schwab & Co., Inc. FBO Schwab Customers 101 Montgomery Street San Francisco, CA 94104	16.00%
	National Financial Services Corp. 200 Liberty Street 5th Flr New York, NY 10281	14.41%
	Thomas & Patricia Putnam c/o Fenimore Asset Management 384 N Grand St/PO Box 310 Cobleskill, NY 12043	5.98%
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	TD Ameritrade Inc for the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	5.58%
FAM Small Cap Fund Investor Shares	Charles Schwab & Co., Inc. FBO Schwab Customers 101 Montgomery Street San Francisco, CA 94104	22.71%
	National Financial Services Corp. 200 Liberty Street 5th Flr New York, NY 10281	13.57%

*	A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

PRINCIPAL UNDERWRITER

Fenimore Securities, Inc. (the “Distributor”) serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384 North Grand Street, Cobleskill, New York 12043 and is an affiliate of Fenimore Asset Management, Inc., the investment adviser to the Funds. Thomas O. Putnam is the majority shareholder of Fenimore Asset Management, Inc. and the sole shareholder of Fenimore Securities, Inc. The Distributor receives no compensation for providing distribution services to the Funds.

OTHER SERVICE PROVIDERS

CUSTODIAN. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Funds.

TRANSFER AGENT. The Trust is registered as a transfer agent with the U.S. Securities and Exchange Commission and acts as transfer agent for its own shares of beneficial interest. Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Cincinnati, Ohio 45246 also acts as co-transfer agent.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. BBD LLP, 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, serves as the Funds’ independent registered public accounting firm.

FUND COUNSEL. Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

SECURITIES LENDING ACTIVITIES

During the fiscal year ended December 31, 2020, none of the Funds engaged in any securities lending activities.

INFORMATION ABOUT THE TRUST

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The Trust, which is organized as a Massachusetts business trust, was established on June 18, 1986. The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest in the Trust and to divide the interests in the Trust into one or more series and classes of shares. The Trust currently consists of the three series of shares, and each series of shares consists of two separate classes of shares: Investor Shares and Institutional Shares. The shares of each class of a Fund represent an interest in the same portfolio of investments of the individual Fund. With respect to voting of shares, on certain issues, such as the election of Trustees of the Trust, all shares of the Trust vote together. Shareholders of a Fund will vote separately on matters that pertain solely to that Fund, such as voting on a proposed change to a fundamental investment limitation that applies to a particular Fund. Likewise, shareholders of a separate class of shares will vote separately on matters that pertain solely to that particular share class. The Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.

BROKERAGE ALLOCATIONS

It is Fenimore’s policy to allocate brokerage business to the best advantage and benefit of a Fund’s shareholders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Fenimore and Fund shareholders, all factors considered. For the fiscal years ending December 31, 2020, 2019 and 2018, respectively, aggregate commissions paid totaled $180,882, $156,179 and $205,066 for FAM Value Fund. With respect to FAM Dividend Focus Fund, for the fiscal years ending December 31, 2020, 2019 and 2018, respectively, the aggregate commissions paid totaled $127,284, $104,990, and $76,488 . With respect to FAM Small Cap Fund for the fiscal years ended December 31, 2020, 2019 and 2018, aggregate commissions paid totaled $122,173, $54,613 and $95,143. No commissions were paid by any Fund to any affiliated parties.

NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of a Fund’s assets daily, less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange (“NYSE”), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trustees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

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The sale of shares of the Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

PERFORMANCE INFORMATION

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return,

n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

Quotations of average annual total return after taxes on distributions and redemptions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula:

P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of yield for a Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b+1)6-1]

--

cd

Where: a = dividends and interest earned during the period.

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b = expenses accrued for the period (net of reimbursements).

c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.

d = maximum offering price per Share on the last day of the period.

Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Russell Midcap Index, Russell 2000 Index, the Standard & Poor’s 500 Stock Index, the Dow Jones Indus- trial Average, or other unmanaged indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Funds reflect only the performance of a hypothetical investment in the Funds during the particular time period on which the calculation is based. Performance information should be considered in light of each Fund’s investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

FINANCIAL STATEMENTS

The Financial Statements of each of the Funds for the fiscal year ended December 31, 2020 are included in the 2020 Annual Report to Shareholders and are incorporated by reference into this Statement of Additional Information. Copies of the Financial Statements may be obtained upon request and without charge from the Funds at the address and telephone number provided on the cover of this Statement of Additional Information. Paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www. https://www.fenimoreasset.com/resource-center/applications-forms-reports.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.

TAX STATUS OF THE FUNDS

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income from certain “qualified publicly traded partnerships,” and gains from the sale or other disposition of stock, securities or

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foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed to its shareholders. Each Fund intends to distribute substantially all of such income. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute in respect of each calendar year an amount generally at least equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that calendar year with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

As of December 31, 2020, FAM Small Cap Fund has a short-term capital loss carryforward of $588,288 and a long-term capital loss carryforward of $2,214,284 for federal income tax purposes. Capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

FUND INVESTMENTS

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company income and excise tax distribution requirements.

Some debt securities may be acquired by a Fund at a discount that exceeds the original issue discount, if any, on such debt securities; this additional discount represents market discount for federal income tax purposes. If a Fund acquires a debt security with market discount, the Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the Fund owns an interest in the debt security and receives a principal payment on it. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to

23

the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the “accrued market discount.”

DISTRIBUTIONS

Distributions of investment company taxable income generally are taxable as dividends to a shareholder, whether paid in cash or reinvested in Fund shares. Distributions by a Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) a shareholder’s tax basis in the Fund’s shares, and any such amount in excess of that basis will be treated as gain from the sale or exchange of such Fund’s shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to certain limitations, be eligible for the dividends received deduction.

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. These rate reductions do not apply to corporate shareholders. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rates.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long- term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

REDEMPTIONS

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days,

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beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

FOREIGN SHAREHOLDERS

United States taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “foreign shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder. If the income is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, then distributions, other than distributions of capital gains, will generally be subject to U.S. withholding tax of 30% (or lower treaty rate, if applicable), and possible backup withholding at the rate of 24% unless an effective IRS Form W-8BEN, IRS Form W-8BEN-E or other authorized U.S. nonresident withholding certificate is on file. If the income is effectively connected, then the foreign shareholder will generally be taxed in the same manner as a U.S. resident. Foreign corporate shareholders who have effectively connected income also may in the same manner be subject to a branch profits tax. Foreign shareholders may also be subject to U.S. federal estate tax on the value of their shares. Each Fund is currently required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and effective January 1, 2020 redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply or to be deemed compliant with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds in order to enable the Funds to determine whether withholding is required. Foreign shareholders should consult their tax advisers for information on the application of these rules to their particular situations.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of each Fund’s portfolio securities. On a quarterly basis, the Funds disclose on the Trust’s website, www.fenimoreasset.com, each Fund’s entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund’s net asset value as of that date and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available. A complete list of the Funds’ portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-PORT.

As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment adviser, administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party vendors, currently consisting of Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement. The confidentiality agreement must provide, among other things, that the

25

recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds’ shareholders and the Funds’ Adviser, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compliance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board’s next regularly scheduled meeting.

Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board of Trustees.

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STATEMENT OF ADDITIONAL INFORMATION

for

FAM VALUE FUND

FAMWX

FAM DIVIDEND FOCUS FUND

(TBD)

FAM SMALL CAP FUND

FAMDX

Institutional Shares

Dated: May 1, 2021

384 North Grand Street, P.O. Box 399,
Cobleskill, NY 12043
Telephone Number (800) 932-3271

www.fenimoreasset.com

FENIMORE ASSET MANAGEMENT TRUST

The FAM Funds currently offer three mutual funds, FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (the “Funds”). Each of the Funds is a separate investment series of Fenimore Asset Management Trust (the “Trust”), which is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company, and each of the Funds is a diversified open-end management investment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the Prospectus for the Institutional Shares of the Funds dated the same date. A copy may be obtained without charge from the Funds by calling or writing the address and telephone number noted above. The financial statements for the Funds are incorporated by reference into this Statement of Additional Information in their entirety from the Funds’ most recent Annual Report to Shareholders.

FAM Funds - Statement of Additional Information

Investment Objective and Policies	1
Additional Investment Techniques and Related Risks	2
Investment Restrictions	4
History and Background of Investment Advisor	4
Investment Advisory Services	6
Business Management Services	7
Shareholder Administrative Services	7
Shareholder Services Agent	8
Fund Accounting Agent	8
Expense Limitation Arrangements	8
Board of Trustees and Officers	11
Proxy Voting	17
Control Persons and Principal Security Holders	18
Principal Underwriter	19
Other Service Providers	19
Securities Lending Activities	20
Information About the Trust	20
Brokerage Allocations	20
Net Asset Value Calculation	20
Performance Information	21
Financial Statements	22
Certain Federal Income Tax Considerations	22
Tax Status of the Funds	23
Fund Investments	23
Distributions	24
Redemptions	25
Foreign Shareholders	25
Disclosure of Fund Portfolio Holdings	25

Investment Advisor:

Fenimore Asset Management, Inc.

384 North Grand Street

Cobleskill, NY 12043

INVESTMENT OBJECTIVE AND POLICIES

FAM Value Fund has an investment objective to maximize long-term return on capital. FAM Dividend Focus Fund has an investment objective of providing current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities that pay dividends. FAM Small Cap Fund has an investment objective to maximize long-term return on capital.

Normally, the Funds’ investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Funds, Fenimore Asset Management, Inc., (“Fenimore” or “FAM”), can no longer find securities that have been determined by Fenimore to be undervalued. During such periods, investments will be made in fixed-income investments until such time as more attractive common stocks can be found for purchase. Generally, under normal market conditions, the Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

The Funds may also invest in shares of other investment companies, including ETFs, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in other investment companies may involve duplication of certain fees and expenses. By investing in other investment companies, a Fund becomes the shareholder of that company. As a result, Fund shareholders indirectly bear their proportionate share of the other investment company’s fees and expenses which are paid by the Fund as a shareholder of the other investment company. These fees and expenses are in addition to the fees and expenses that Fund shareholders bear directly in connection with each Fund’s own operations. If the other investment company fails to achieve its investment objective, a Fund’s investment in the other investment company may adversely affect that Fund’s performance.

It is the opinion of FAM that the objectives of the Funds are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM seeks to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole, based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value - an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management’s ability prior to making a commitment with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visits to the company, and/or conversations with security analysts who actively follow the company for investment brokerage firms. While FAM feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be successful in achieving its investment objectives for the Funds.

It is FAM’s belief that the objectives of the Funds can only be achieved consistently over a long investment horizon. Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determination, feels that the recognition of true business worth has not yet been attained in the stock’s current market quotation. Thus, the Funds serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

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From time to time, FAM may also choose to invest some or all of the Funds’ assets in fixed-income investments of the types more fully described in the Funds’ Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

FAM recognizes that while the Funds remain small in size, FAM may have greater flexibility in achieving its objectives. However, as the Funds grow in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves unto itself the right to limit the asset size of the Funds by discontinuing sales of their shares at any time. The Board of Trustees of the Funds may suspend sales whenever, in its collective wisdom, it believes it necessary in order for the Funds to continue to adhere to their stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing shareholder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that FAM believes income is an important factor in achieving its objectives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes. (See “Certain Federal Income Tax Considerations”). Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of FAM Funds for these reasons.

ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as described in the Prospectus and in this Statement of Additional Information, each Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of each Fund’s principal investment strategies.

DERIVATIVES

The Funds may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction and to the extent the Funds’ view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. Certain derivatives instruments could also be illiquid and subject to the limitation on illiquid investments. Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. “Illiquid investments” include any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds have implemented a Liquidity Risk Management Program to identify illiquid investments.

The use of options may result in losses to a Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The ability of each Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission (“CFTC”).

BORROWING

Each Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Funds choose to borrow, the volatility of the Funds’ net asset value may increase. Additionally,

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money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

SHORT-SALE TRANSACTIONS

The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the Funds would be permitted only to engage in short-sale transactions “against the box,” in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

LOANS OF PORTFOLIO SECURITIES

The Funds are permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund’s securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateralized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obligations, causing a loss for a Fund.

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN ISSUERS

The Funds may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Funds may also invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer’s shares to experience greater market volatility.

CYBER SECURITY RELATED RISKS

With the increasing use of the Internet and technology in connection with the Funds’ operations, the Funds are susceptible to greater operational and information security risks through breaches in cyber security. Cyber security breaches include, without limitation, infection by computer viruses and gaining unauthorized access to the Funds’ systems through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operations to be disrupted. Cyber security breaches may also occur in a manner that does not require gaining unauthorized access, such as denial-of-service attacks or situations where authorized individuals intentionally or unintentionally release confidential information stored on the Funds’ systems. A cyber security breach may cause disruptions and impact the Funds’ business operations, which could potentially result in financial losses, inability to determine a Fund’s NAV, violation of applicable law, regulatory penalties and/or fines, compliance and other costs. The Funds and their shareholders could be negatively impacted as a result. In addition, because the Funds work closely with third-party service providers (e.g., the custodian), indirect cyber security breaches at such third-party service providers may subject Fund shareholders to the same risks associated with direct cyber security breaches. Further, indirect cyber security breaches at an issuer of securities in which a Fund invests may similarly negatively impact Fund shareholders. While the Funds have established risk management systems designed to reduce the risks associated with cyber security breaches, there can be no assurances that such measures will be successful.

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MARKET RISK

Market risk reflects the fact that the value of your investment will go up and down, which means that you could lose money on your investment. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. Financial markets have become increasingly interconnected on a global basis and, as a result, the occurrence of events related to any of these market risks in various global regions can thus cause volatility to occur in the domestic and global markets and can cause declines in the value of assets held by the Funds in response. Changes in the value of portfolio assets could be short-term or long-term, depending on the applicable circumstances.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of 1940. Accordingly, no FAM Fund will:

(A)	Invest in the purchase and sale of real estate.

(B)	Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

(C)	Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund’s total assets.

(D)	Maintain margin accounts, will not purchase its investments on credit or margin, and will not leverage its investments, except for normal transaction obligations during settlement periods.

(E)	Underwrite or deal in offerings of securities of other issuers as a sponsor or underwriter in any way. (Note: The Trust may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

(F)	Make loans to others, except that each Fund may lend portfolio securities so long as no such loan is made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets. For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

(G)	Issue senior securities, except to the extent permitted by the Investment Company Act of 1940, by SEC exemptive order, or by the Commission.

(H)	Invest more than 25% of its assets valued at the time of purchase in any one industry or similar groups of industries, except U.S. government securities.

(I)	Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of purchase. This restriction shall not be applicable for investments in U.S. government or agency securities.

HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the Funds is Fenimore Asset Management, Inc. The company is a New York corporation registered under the Investment Advisers Act of 1940 with the Securities and Exchange Commission. Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the

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principal officer and a Trustee of the Funds. Fenimore was incorporated November 20, 1974 and has been continuously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S.

Mr. Putnam has been employed or active as an investment advisor since 1974, managing investment accounts for clients. He has held responsibilities as President and Director of Fenimore’s investment management and research activities. Mr. Putnam completed his undergraduate studies at the University of Rochester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in 1968.

John Fox, CFA, co-manager of FAM Value Fund, is employed by Fenimore as Chief Investment Officer and Chief Executive Officer. He has been actively involved in investment and portfolio management and research activities since 1996.

Paul C. Hogan, CFA, co-manager of FAM Dividend Focus Fund, is also employed by Fenimore as an Investment Research Analyst. He has been actively involved in investment research activities since 1991.

Andrew F. Boord, co-manager of the FAM Small Cap Fund, is employed by Fenimore as an Investment Research Analyst. He has been actively involved in investment and portfolio management and research activities since 1995.

Andrew P. Wilson, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam and Mr. Fox. Mr. Wilson is employed by Fenimore as an Investment Research Analyst and jointed the firm in 2011. He has been actively involved in portfolio management and investment research activities since 1996.

Kevin D. Gioia, CFA, serves as co-manager of the FAM Small Cap Fund with Mr. Putnam and Mr. Boord. Mr. Gioia is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2010. He has been actively involved in investment research activities since 2010 and has assisted with the FAM Small Cap Fund since 2015.

William W. Preston, CFA, serves as co-manager of the FAM Dividend Focus Fund with Mr. Putnam and Mr. Hogan. Mr. Preston is employed by Fenimore as an Investment Research Analyst and he joined the firm in 2016. He previously worked at Renaissance Capital in Greenwich, Connecticut as a Senior Research Analyst and he has been actively involved in investment research activities since 2011.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to purchase controlling interests in any such company, it is Fenimore’s belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are, thus, selling at a deep

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discount to the perceived future potential value of the company; and (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

Fenimore will not invest assets of any other managed account in shares of the Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction.

INVESTMENT ADVISORY SERVICES

Fenimore, as investment advisor to the Funds, renders such services under contract that provides for payment to Fenimore of a fee, calculated daily and paid monthly at the rate of 0.90% per annum of each Funds’ average daily net assets. This contract is subject to approval annually by the Funds’ Board of Trustees and is terminable upon 30 days written notice, one party to the other.

With respect to FAM Value Fund, the total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years (before and after waivers) is as follows:

FISCAL YEAR ENDED DECEMBER 31, 2020	FISCAL YEAR ENDED DECEMBER 31, 2019	FISCAL YEAR ENDED DECEMBER 31, 2018
$11,589,450 (before waiver)	$11,740,701 (before waiver)	$11,297,925 (before waiver)
$11,484,902 (after waiver of $104,548)	$11,550,114 (after waiver of $190,587)	$11,143,858 (after waiver of $154,067)

With respect to FAM Dividend Focus Fund, the total investment advisory fees paid by FAM Dividend Focus Fund to Fenimore during each of the last three fiscal years (before and after waivers) is as follows:

FISCAL YEAR ENDED DECEMBER 31, 2020	FISCAL YEAR ENDED DECEMBER 31, 2019	FISCAL YEAR ENDED DECEMBER 31, 2018
$3,863,947	$3,142,954	$2,129,740 (before recoupment)
		$2,133,889 (including recoupment of prior years’ fee reductions of $4,149)

With respect to FAM Small Cap Fund, the total investment advisory fees paid by FAM Small Cap Fund to Fenimore during the last three fiscal years (before and after waivers) is as follows:

FISCAL YEAR ENDED DECEMBER 31, 2020	FISCAL YEAR ENDED DECEMBER 31, 2019	FISCAL YEAR ENDED DECEMBER 31, 2018
$1,717,389	$1,616,148	$1,531,526 (before recoupment)
		$1,541,806 (including recoupment of prior years’ fee reductions of $10,280)

Each Fund is responsible for the costs of its own operation which include the fees of independent accountants, chief compliance officer, brokerage fees, routine administrative expenses, fund accounting expenses and shareholder administrative services expenses. Expenses of “Interested Trustees” shall always remain the responsibility of the investment advisor. All employees of the Advisor who perform duties for

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the Funds shall remain employees of the Advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automatically terminated.

BUSINESS MANAGEMENT SERVICES

Fenimore also provides certain business management services to the Funds, including the monitoring of the Funds’ relationships with “non-affiliated” third-party service providers and assisting with necessary and appropriate services to the Board of Trustees of the Trust. For these services, Fenimore is entitled to receive a fee from each Fund at a rate of 0.03% of the Fund’s average daily net assets.

For the fiscal years ended December 31, 2020, 2019 and 2018, the Funds paid Fenimore the following business management fees:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2020	$386,607	$128,947	$57,318
2019	$390,838	$104,782	$53,773
2018	$379,168	$71,577	$51,825

Fenimore has retained Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Dr., Suite 400, Cincinnati, OH 45246, to provide certain fund sub-administration services to the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus for these services.

SHAREHOLDER ADMINISTRATIVE SERVICES

The Funds adopted a Shareholder Administrative Services Plan for Institutional Shares (the “Shareholder Services Plan”) under which the Institutional Shares of each Fund may pay shareholder administrative servicing fees to the Advisor and to financial institutions which may include banks, broker-dealers, trust companies and other similar types of financial intermediaries (collectively, “Service Organizations”), for providing, or arranging for the provision of, certain types of shareholder administrative services to Institutional Class shareholders serviced by the Advisor, affiliates of the Advisor or the Service Organization. Such services may include, but are not limited to: (i) assisting the Funds in providing or arranging for the provision of shareholder servicing or sub-transfer agency services to Institutional Class shareholders of each of the Funds and assisting in establishing and maintaining shareholder accounts and records for Institutional Class shareholders; (ii) aggregating and processing purchase and redemption orders for Institutional Class shareholders; (iii) providing Institutional Class shareholders with statements showing their positions in the Funds; (iv) processing dividend payments for Institutional Class shareholders; (v) providing or arranging for the provision of sub-accounting services in connection with Institutional Class Shares of the Funds; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to Institutional Class shareholders of the Funds; (vii) receiving, tabulating and transmitting proxies executed by beneficial owners of Institutional Class Shares of the Funds; (viii) answering inquiries from Institutional Class shareholders of a general nature regarding the Funds; (ix) assisting Institutional Class shareholders in changing account options, account designations, and account addresses; (x) crediting distributions from the Funds to Institutional Class shareholder accounts; and (xi) providing such other non-distribution related share- holder administrative services as may be reasonably requested and which are deemed necessary and beneficial to Institutional Class shareholders of the Funds. Pursuant to the Shareholder Services Plan, the Institutional Shares of the Funds may pay shareholder administrative servicing fees of up to 0.15% of the average daily net assets of the Institutional Shares of each respective Fund.

For the fiscal year ended December 31, 2020, 2019 and 2018, the Institutional Shares of the Funds paid the following shareholder administrative servicing fees pursuant to the Shareholder Services Plan:

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	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2020	$19,628	$0	$22,845
2019	$13,277	$0	$26,410
2018	$12,656	$0	$18,925

SHAREHOLDER SERVICES AGENT

Effective as of September 14, 2020, the Advisor assumed the responsibility from its affiliate FAM Shareholder Services, Inc. (“FSS”), a company under common control with the Advisor, for providing and/ or procuring those shareholder account services for the Institutional Shares of the Funds that were previously provided exclusively to the Funds by FSS pursuant to the terms of the Funds’ Shareholder Account Services Agreement for Institutional Shares which was assigned by FSS to Fenimore effective as of September 14, 2020. FSS continues to serve as a shareholder servicing agent for the Institutional Shares of the Funds in accordance with a servicing agreement entered into between the Advisor and FSS with respect to the Institutional Shares. Pursuant to the terms of the Shareholder Account Services Agreement between the Funds and the Advisor with respect to the Institutional Shares, the Advisor receives a fee at the annual rate of 0.03% of the average daily net assets allocable to the Institutional Shares of each Fund. Prior to September 14, 2020, FSS served exclusively as the shareholder services agent for the Funds. In its previous capacity as the exclusive shareholder services agent for the Funds, FSS was entitled to receive a fee, on an annual basis of 0.11% of the average daily net assets of each Fund’s Institutional Shares. For the fiscal years ended December 31, 2019 and 2018, the Institutional Shares of the Funds paid FSS the following shareholder account services fees, and for the fiscal year ended December 31, 2020, the Institutional Shares of the Funds paid FSS and the Advisor (collectively) the following shareholder account services fees:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2020	$4	$0	$9,277
2019	$243	$0	$4,976
2018	$501	$0	$4,099

Fenimore has retained Ultimus to provide certain shareholder services to the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus for these services.

FUND ACCOUNTING AGENT

The Advisor serves as the fund accounting agent for each class of shares of the Funds. In its capacity as fund accounting agent, the Advisor is entitled to receive a fee, on an annual basis, of 0.03% of the average daily net assets of each Fund’s Institutional Shares. For the fiscal years ended December 31, 2020, 2019 and 2018, the Institutional Shares of the Funds paid the Advisor the following fund accounting agent fees:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
2020	$22,575	$0	$42,019
2019	$20,706	$0	$36,152
2018	$19,590	$0	$33,047

Fenimore has retained Ultimus to provide certain sub-accounting services to the Funds. Fenimore, and not the Funds, is responsible for the fees that are payable to Ultimus Fund Solutions, LLC for these services.

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EXPENSE LIMITATION ARRANGEMENTS

Pursuant to an Expense Limitation Agreement entered into between Fenimore and the Trust, on behalf of each Fund, Fenimore contractually agreed, until May 1, 2022, to waive fees and/or reimburse each of the Funds certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses of the Institutional Shares of the Funds, as follows: 0.99% for FAM Value Fund, 1.10% for FAM Dividend Focus Fund and 1.20% for FAM Small Cap Fund. Each Fund agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares of the Fund to exceed the applicable limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Board of Trustees.

For the year ended December 31, 2020, pursuant to the terms of the Expense Limitation Agreement, the Advisor waived $104,548 in fees for FAM Value Fund. The FAM Dividend Focus Fund and FAM Small Cap Fund did not have any advisory fee reductions during the year ended December 31, 2020.

For the year ended December 31, 2019, pursuant to the terms of the Expense Limitation Agreement, the Advisor waived $190,587 in fees for FAM Value Fund. The FAM Dividend Focus Fund and FAM Small Cap Fund did not have any advisory fee reductions during the year ended December 31, 2019.

For the year ended December 31, 2018, pursuant to the terms of the Expense Limitation Agreement, the Advisor waived or recouped fees for each of the Funds as follows: for FAM Value Fund, the Advisor waived $154,067; for FAM Dividend Focus Fund the Advisor recouped $4,149 of prior years’ fee reductions and for FAM Small Cap Fund, the Advisor recouped $10,280 of prior years’ fee reductions.

As of December 31, 2020, the cumulative amounts of previously waived fees that the Advisor may recoup from the Funds is shown below, along with the expiration date of such recoupment:

Fund	May 31,
	2021	2022	2023	Total
FAM Value Fund	$154,067	$190,587	$104,548	$449,202

As of December 31, 2020, all previously reduced fees for FAM Dividend Focus Fund and FAM Small Cap Fund have been recouped by the Advisor.

Thomas O. Putnam, John D. Fox and Andrew P. Wilson are co-managers of the FAM Value Fund. Thomas O. Putnam, Paul C. Hogan and William W. Preston are co-managers of the FAM Dividend Focus Fund. Thomas O. Putnam, Andrew F. Boord, and Kevin D. Gioia are co-managers of the FAM Small Cap Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2020:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed* ($ millions)
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Thomas O. Putnam	None	$0	1	$46	1,125	$1,496	$1,542
Paul C. Hogan	None	$0	0	$0	290	$580	$580
John D. Fox	None	$0	0	$0	563	$987	$987
Andrew F. Boord	None	$0	1	$46	54	$183	$229
Andrew P. Wilson	None	$0	0	$0	562	$986	$986
Kevin D. Gioia**	None	$0	1	$46	54	$183	$229
William W. Preston***	None	$0	0	$0	290	$580	$580

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients. While the managers do not manage other registered investment companies, they do manage separate accounts (i.e., accounts managed on behalf of individuals for public or private institutions). Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. The Adviser seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

Because a portfolio manager’s compensation may be affected by revenues earned by the Adviser, the incentives associated with any given account may be higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. The Adviser monitors a variety of areas, including compliance with

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account investment guidelines, the allocation of initial public offerings, and compliance with the Adviser’s Code of Ethics.

The compensation of the portfolio managers varies with the general success of the Adviser as a firm. Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the portfolio manager for the given time period. The portfolio managers’ compensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of December 31, 2020  is as follows:

Dollar Range of Equity Securities Beneficially Owned

Portfolio Manager	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
Thomas O. Putnam	Over $1,000,000	Over $1,000,000	Over $1,000,000
John D. Fox	Over $1,000,000	Over $1,000,000	Over $1,000,000
Paul C. Hogan	Over $1,000,000	Over $1,000,000	Over $1,000,000
Andrew F. Boord	$500,001 - $1,000,000	$100,001-$500,000	$500,001 - $1,000,000
Andrew P. Wilson	Over $1,000,000	$500,001 - $1,000,000	$500,001 - $1,000,000
Kevin D. Gioia	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000
William W. Preston	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000

BOARD OF TRUSTEES AND OFFICERS

Overall responsibility for management of the Funds rests with the Board of Trustees, which is elected by the shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise the day-to-day operations of the Funds. The Trustees and officers serve for an indefinite period of time.

Board Leadership Structure. Mr. Paul Keller , who is an Independent Trustee, serves as the Chairman of the Board and, in this role, oversees the functioning of the Board’s activities and acts as a liaison between the Board, management and legal counsel to the Funds. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust and By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board. The Board has designated a number of standing committees, as further discussed below, each of which has a Chairman. The Board may also designate working groups or committees as it deems appropriate, from time to time.

The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

Trustee Qualifications. There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each Trustee represent a diversity of experiences and skills. In addition to the table below, the following is a brief discussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each person identified below is qualified to serve as a Trustee.

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Fred “Chico” Lager – As the former President and Chief Executive Officer of a publicly traded company, Mr. Lager has extensive experience and background in corporate and financial matters and has been designated as one of the four financial experts on the Trust’s Audit Committee. He also has experience as a director of several public and privately held companies. In addition, Mr. Lager also has had long-standing service as a member of the Board of Trustees.

Kevin J. McCoy – As a certified public accountant with over 35 years of experience in the industry, Mr. McCoy has extensive experience and background in the auditing of operating companies and in business and financial matters. Mr. McCoy has also been designated as one of the four financial experts on the Trust’s Audit Committee, of which he is the Chairman. In addition, he also has had long-standing service as a member of the Board of Trustees.

Paul A. Keller - As a certified public accountant and former PricewaterhouseCoopers LLP assurance partner with over 30 years of experience in the mutual fund industry, Mr. Keller has extensive experience as an auditor and business advisor to mutual funds and related service companies, as well as, other financial services companies. Mr. Keller has also been designated as one of the four financial experts on the Trust’s Audit Committee. He also has experience as a director of other SEC-registered mutual funds. In addition, he also has had long-standing service as a member of the Board of Trustees.

Donald J. Boteler - As former executive with the Investment Company Institute, the trade association for the investment company industry, Mr. Boteler has extensive experience and background in operations, accounting, compliance, and continuing education while working with investment companies. Mr. Boteler has also been designated as one of the four financial experts on the Trust’s Audit Committee. He also has experience as a director of other SEC-registered mutual funds. In addition, he also has had long-standing service as a member of the Board of Trustees.

Denise V. Gonick – As the former President and Chief Executive Officer of a health insurance organization, Ms. Gonick has extensive experience and background in business management, operations and corporate governance. As a trained lawyer and former Chief Legal Officer for the company that she formerly headed, Ms. Gonick also has legal and compliance training and experience. Over her career, Ms. Gonick has been directly involved in corporate leadership, transactions, strategic planning, executive management, financial management, compliance and government relations.

Kenneth R. Stoll – As the former President, Chief Financial Officer and Chief Operating Officer of an investment management firm and mutual fund sponsor, Mr. Stoll has extensive experience and background in the management and operations of SEC-registered mutual funds. Mr. Stoll was also a certified public accountant and was previously a partner with the public accounting firm of PricewaterhouseCoopers LLP focusing primarily on the auditing of mutual funds and he has a useful knowledge and understanding of the mutual fund industry based on his over 30 year involvement in the field.

Thomas O. Putnam – Through his positions as founder, director, Chairman and portfolio manager with Fenimore Asset Management, Inc., the investment adviser to the Funds, Mr. Putnam has extensive experience and background in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board. He also has had long-standing service as a Trustee of the Board.

The names of Trustees and officers of the Funds, and their respective duties and affiliations are as follows:

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Name, Address, and Year of Birth	Position(s) Held With Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Trustee	Other Director- ships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES**
Donald J. Boteler 384 North Grand St Cobleskill, NY 12043 1948	Trustee since 2012	Retired Vice President of Operations & Continuing Education, Investment Company Institute (trade association for the investment company industry)	3	Parnassus Funds (3 portfolios) and Parnassus Income Funds (2 portfolios)

Denise V. Gonick 384 North Grand St. Cobleskill, NY 12043 1966	Trustee since 2019	Strategic Adviser (since 2020); President and Chief Executive Officer of MVP Health Care (2012 to 2019) (a health insurance company)	3	Chemung Financial Corporation
Paul A. Keller, CPA 384 North Grand St Cobleskill, NY 12043 1954	Trustee since 2010	Business Consultant; Retired Partner, PricewaterhouseCoopers, LLP Investment Management Services Group (certified public accounting firm)	3	Pacific Select Funds (50 portfolios) and the Pacific Funds (30 portfolios)
Fred “Chico” Lager 384 North Grand St. Cobleskill, NY 12043 1954	Trustee since 1996	Business Consultant; Retired President & CEO of Ben & Jerry’s Homemade, Inc. (food services company)	3	None
Kevin J. McCoy, CPA 384 North Grand St Cobleskill, NY 12043 1952	Trustee since 2007	Principal, Marvin and Company, P.C. (certified public accounting firm)	3	None
Kenneth R. Stoll 384 North Grand St. Cobleskill, NY 12043 1961	Trustee since 2019	Retired, President and Chief Financial Officer (2015 to 2018) and Vice President and Chief Operating Officer (2004 to 2014), Weitz Investment Management, Inc. (investment management firm and mutual fund sponsor)	3	None

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Interested Trustee & Officers Name, Address, and Year of Birth	Position(s) Held With Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
INTERESTED TRUSTEE
Thomas O. Putnam*** 384 North Grand St. Cobleskill, NY 12043 1944	President Since 1986; Chairman from 1986-November 2004	Chairman, Fenimore Asset Management, Inc. (investment management firm and mutual fund sponsor)	3	None

OFFICERS
Michael F. Balboa 384 North Grand St Cobleskill, NY 12043 1983	Secretary and Treasurer since May 2016	Chief Financial Officer, Fenimore Asset Management, Inc.	N/A	N/A
Brian Lutes 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 1975	Assistant Treasurer since November 2017	Vice President, Mutual Fund Controller of Fund Accounting of Ultimus Fund Solutions, LLC	N/A	N/A
Maggie Bull 2 Easton Oval, Suite 300 Columbus, OH 43219 1965	Assistant Secretary since November 2017	Senior Attorney, Ultimus Fund Solutions, LLC (since June 2017); Legal Counsel, Meeder Investment Management, (January 2011 to September 2016); Chief Compliance Officer, Meeder Funds (March 2011 to September 2016)	N/A	N/A
Gweneth K. Gosselink Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 1955	Chief Compliance Officer since February 2020	Senior Compliance Officer, Ultimus Fund Solutions, LLC (since December 2019); CCO Consultant, GKG Consulting, LLC (since December 2019); Chief Operating Officer & CCO, Miles Capital, Inc. (June 2013 to December 2019).	N/A	N/A

†	Trustees serve until their successors are elected and qualified, or until the Trustee dies, resigns or is removed, or becomes incapacitated.
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*	“Fund Complex” includes the three series of the Trust, FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund.

**	The “Independent Trustees” are those Trustees that are not considered “interested persons” of the Trust, as that term is defined in the 1940 Act.

***	Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust’s investment adviser, is considered an “interested person” of the Trust.

The Trustees have established an Audit Committee, a Nominating and Corporate Governance Committee, and a Valuation Committee. The Audit Committee, which is composed of at least three of the Trust’s Independent Trustees, is composed of Messrs. Boteler, Keller, Lager, McCoy and Stoll and Ms. Gonick. The Audit Committee: (i) selects the Trust’s independent registered public accounting firm and recommends to the Board of Trustees the selection; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent registered public accounting firm; (iv) reviews the annual financial statements of the Funds, and (v) reviews the adequacy and effectiveness of internal controls and procedures. For the fiscal year ended December 31, 2020, the Audit Committee met twice.

The Nominating and Corporate Governance Committee is composed of the Independent Trustees, Messrs. Boteler, Keller, Lager, McCoy and Stoll and Ms. Gonick. The Nominating and Corporate Governance Committee: (i) recommends nominees to the full Board for election to the Board of Trustees; (ii) evaluates each candidate’s qualifications for Board membership and his or her independence from the Trust’s investment manager and other principal service providers; (iii) periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recommends any appropriate changes to the full Board; (v) oversees the Trust’s policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance procedures of the Trust and recommends any appropriate changes. The Committee does not have a stated policy of considering nominees recommended by the Trust’s shareholders. For the fiscal year ended December 31, 2020, the Committee did not convene any meetings.

The Valuation Committee is composed of the Independent Trustees, Messrs. Boteler, Keller, Lager, McCoy and Stoll and Ms. Gonick. The purpose of the Valuation Committee is to oversee the implementation of the Trust’s valuation procedures and to make fair value determinations on behalf of the Board as specified in the Trust’s valuation procedures. The Valuation Committee meets on an as-needed basis to consider valuation matters submitted for their review. For the fiscal year ended December 31, 2020, the Committee did not convene any meetings.

For the fiscal year ended December 31, 2020, the dollar range of equity securities owned by each Trustee in each Fund and the Fund Complex is as follows:

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Name of Trustee	Fund Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES
Donald J. Boteler	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Denise V. Gonick	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000	$10,001-$50,000
Paul A. Keller	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Fred “Chico” Lager	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Kevin J. McCoy	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Kenneth R. Stoll	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	$50,001-$100,000 $50,001-$100,000 $10,001-$50,000	Over $100,000
INTERESTED TRUSTEE
Thomas O. Putnam	FAM Value Fund FAM Dividend Focus Fund FAM Small Cap Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000

Except for Thomas O. Putnam, the Officers and Trustees of the Funds own less than 1% of each Fund’s shares outstanding. Mr. Putnam owns beneficially 2.97% of FAM Value Fund (all of which consists of Investor Shares), 8.58% of FAM Dividend Focus Fund (all of which consists of Investor Shares) and 6.58% of FAM Small Cap Fund (all of which consist of Institutional Shares).

Trustees of the Funds not employed by Fenimore receive from the Funds an annual fee of $27,000 paid in quarterly installments and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The Independent Chairman is entitled to receive up to an additional $10,000 annual retainer. The Chairman of the Audit Committee is entitled to receive a $2,000 annual retainer. Trustees who are employees of Fenimore do not receive compensation from the Funds.

For the fiscal year ended December 31, 2020, the Trustees received the following compensation from the Funds:

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Name of Trustee	Aggregate Compensation from the Funds Accrued as Part of Fund Expenses	Pension or Retirement Benefits	Est. Annual Benefits upon Retirement	Total Compensation from Registrant and Fund Complex Paid to Trustees
Thomas O. Putnam	$0	$0	$0	$0
Donald J. Boteler	$19,000	$0	$0	$19,000
Denise V. Gonick	$19,500	$0	$0	$19,500
Paul A. Keller	$24,500	$0	$0	$24,500
Fred “Chico” Lager	$19,000	$0	$0	$19,000
Kevin J. McCoy	$20,500	$0	$0	$20,500
Kenneth R. Stoll	$19,500	$0	$0	$19,500

Board Oversight of Risk Management. The Funds are subject to various risks including, among others, investment, liquidity, financial, compliance, valuation and operational risks. Day-to-day risk management functions are included within the responsibilities of the Adviser and other service providers who carry out the Funds’ investment management and business affairs. The Adviser and other service providers each have their own, independent interest in risk management, and their policies and procedures for carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

The Board has not established a standing risk oversight committee. Instead, in fulfilling its risk oversight responsibilities, the Board regularly solicits and/or receives reports from the Adviser, including from the Adviser in its capacity as the administrator of the Funds’ Liquidity Risk Management Program, the Funds’ Chief Compliance Officer (“CCO”), and from legal counsel. The Board has designated the CCO to oversee the risk management processes, procedures and controls for the Trust. In this role, the CCO reports directly to the Board’s Independent Trustees and provides quarterly reports to the Board, in addition to an annual report to the Board in accordance with the Funds’ compliance policies and procedures and applicable regulatory requirements. The CCO also regularly provides the Board with updates on the application of the Funds’ compliance policies and procedures and how these procedures are designed to mitigate risk. On an annual basis, the Adviser, as the administrator of the Funds’ Liquidity Risk Management Program, provides the Board with a written report that addresses the operation, adequacy, and effectiveness of the Liquidity Risk Management Program. In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider arrangements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role in response to various relevant factors.

PROXY VOTING

The Trust has delegated the proxy voting decisions on securities held in the Trust’s portfolios to Fenimore in its capacity as investment advisor. Fenimore has adopted Proxy Voting Policies and procedures (“Proxy Voting Policies”) which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust’s shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as well as the investment advisor’s fiduciary duties under federal and state law to act in the best interest of its clients. The Board of Trustees of the Trust has approved the Proxy Voting Polices.

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For routine proposals (such as those which do not change the structures, bylaws or operations of a company), Fenimore will generally vote in the manner recommended by management. Non-routine proposals (such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis. An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted. With respect to all non-routine proposals and shareholder proposals, if a decision is made to consider voting in a manner other than that recommended by management, the analyst/portfolio manager will make a recommendation to a committee comprised of all investment analysts and portfolio managers (the “Proxy Voting Committee”) as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) disclose such conflict of interest to the Corporate Governance Committee of the Board of Trustees and obtain the consent of the committee before voting the proxy (ii) vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Corporate Governance Committee of the Board of Trustees.

Information on how each of the Funds voted proxies relating to portfolio securities during each twelve- month period ended June 30th is filed with the SEC on Form N-PX. This proxy voting information for the Funds as presented on Form N-PX is available: (1) without charge, upon request by calling the Funds at 800-932-3271; (2) on the Funds’ website at http://www.fenimoreasset.com, and (3) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of March 31, 2021, the following entities owned beneficially or of record, for their own account or the accounts of their customers, more than 5% of the outstanding Institutional Shares of the Funds, as indicated:

NAME OF FUND CLASS OF SHARES	NAME AND ADDRESS OF BENEFICIAL OWNER*	PERCENT OF CLASS
FAM Value Fund Institutional Shares	TD Ameritrade Inc for the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	29.40%
	Charles Schwab & Co., Inc. FBO Schwab Customers 101 Montgomery Street San Francisco, CA 94104	20.45%
	National Financial Services Corp. 200 Liberty Street, 5th Flr New York, NY 10281	16.43%
	Band & Co c/o US Bank NA P.O. Box 1787 Milwaukee, WI 53201-1787	13.26%

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FAM Small Cap Fund Institutional Shares	Charles Schwab & Co., Inc. FBO Schwab Customers 101 Montgomery Street San Francisco, CA 94104	40.48%
	Thomas & Patricia Putnam c/o Fenimore Asset Management P.O. Box 310 Cobleskill, NY 12043	20.74%
	National Financial Services Corp. 200 Liberty Street, 5th Flr New York, NY 10281	14.53%
	TD Ameritrade Inc for the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	10.13%
	Fenimore Asset Management Inc. P.O. Box 310 Cobleskill, NY 12043	9.77%

*	A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

PRINCIPAL UNDERWRITER

Fenimore Securities, Inc. (the “Distributor”) serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384 North Grand Street, Cobleskill, New York 12043 and is an affiliate of Fenimore Asset Management, Inc., the investment adviser to the Funds. Thomas O. Putnam is the majority shareholder of Fenimore Asset Management, Inc. and the sole shareholder of Fenimore Securities, Inc. The Distributor receives no compensation for providing distribution services to the Funds.

OTHER SERVICE PROVIDERS

CUSTODIAN. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Funds.

TRANSFER AGENT. The Trust is registered as a transfer agent with the U.S. Securities and Exchange Commission and acts as transfer agent for its own shares of beneficial interest. Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Cincinnati, Ohio 45246 also acts as co-transfer agent.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. BBD LLP, 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, serves as the Funds’ independent registered public accounting firm.

FUND COUNSEL. Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

SECURITIES LENDING ACTIVITIES

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During the fiscal year ended December 31, 2020, none of the Funds engaged in any securities lending activities.

INFORMATION ABOUT THE TRUST

The Trust, which is organized as a Massachusetts business trust, was established on June 18, 1986. The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest in the Trust and to divide the interests in the Trust into one or more series and classes of shares. The Trust currently consists of the three series of shares, and each series of shares consists of two separate classes of shares: Investor Shares and Institutional Shares. The shares of each class of a Fund represent an interest in the same portfolio of investments of the individual Fund. With respect to voting of shares, on certain issues, such as the election of Trustees of the Trust, all shares of the Trust vote together. Shareholders of a Fund will vote separately on matters that pertain solely to that Fund, such as voting on a proposed change to a fundamental investment limitation that applies to a particular Fund. Likewise, shareholders of a separate class of shares will vote separately on matters that pertain solely to that particular share class. The Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.

BROKERAGE ALLOCATIONS

It is Fenimore’s policy to allocate brokerage business to the best advantage and benefit of a Fund’s shareholders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Fenimore and Fund shareholders, all factors considered. For the fiscal years ending December 31, 2020, 2019 and 2018, respectively, aggregate commissions paid totaled $180,882, $156,179 and $205,066 for FAM Value Fund. With respect to FAM Dividend Focus Fund, for the fiscal years ending December 31, 2020, 2019 and 2018, respectively, the aggregate commissions paid totaled $127,284, $104,990, and $76,488 . With respect to FAM Small Cap Fund for the fiscal years ended December 31, 2020, 2019 and 2018, aggregate commissions paid totaled $122,173, $54,613 and $95,143. No commissions were paid by any Fund to any affiliated parties.

NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of a Fund’s assets daily, less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange (“NYSE”), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined

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by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trustees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of the Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

PERFORMANCE INFORMATION

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

Quotations of average annual total return after taxes on distributions and redemptions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula:

P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of yield for a Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b+1)6-1]

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--

cd

Where: a = dividends and interest earned during the period.

b = expenses accrued for the period (net of reimbursements).

c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.

d = maximum offering price per Share on the last day of the period.

Performance information for the Funds may be compared, in reports and promotional literature, to:

(i) the Russell Midcap Index, Russell 2000 Index, the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average, or other unmanaged indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general;

(ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and

(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Funds reflect only the performance of a hypothetical investment in the Funds during the particular time period on which the calculation is based. Performance information should be considered in light of each Fund’s investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

FINANCIAL STATEMENTS

The Financial Statements of each of the Funds for the fiscal year ended December 31, 2020 are included in the 2020 Annual Report to Shareholders and are incorporated by reference into this Statement of Additional Information. Copies of the Financial Statements may be obtained upon request and without charge from the Funds at the address and telephone number provided on the cover of this Statement of Additional Information. Paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www. https://www.fenimoreasset.com/resource-center/applications-forms-reports.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.

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TAX STATUS OF THE FUNDS

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income from certain “qualified publicly traded partnerships,” and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed to its shareholders. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute in respect of each calendar year an amount generally at least equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that calendar year with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

As of December 31, 2020, FAM Small Cap Fund has a short-term capital loss carryforward of $588,288 and a long-term capital loss carryforward of $2,214,284 for federal income tax purposes. Capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

FUND INVESTMENTS

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company income and excise tax distribution requirements.

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Some debt securities may be acquired by a Fund at a discount that exceeds the original issue discount, if any, on such debt securities; this additional discount represents market discount for federal income tax purposes. If a Fund acquires a debt security with market discount, the Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the Fund owns an interest in the debt security and receives a principal payment on it. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the “accrued market discount.”

DISTRIBUTIONS

Distributions of investment company taxable income are generally taxable as dividends to a shareholder, whether paid in cash or reinvested in Fund shares. Distributions by a Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) a shareholder’s tax basis in the Fund’s shares, and any such amount in excess of that basis will be treated as gain from the sale or exchange of such Fund’s shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to certain limitations, be eligible for the dividends received deduction.

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. These rate reductions do not apply to corporate shareholders.

Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rates.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long- term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

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REDEMPTIONS

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

FOREIGN SHAREHOLDERS

United States taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “foreign shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder. If the income is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, then distributions, other than distributions of capital gains, will generally be subject to U.S. withholding tax of 30% (or lower treaty rate, if applicable), and possible backup withholding at the rate of 24% unless an effective IRS Form W-8BEN, IRS Form W-8BEN-E or other authorized U.S. nonresident withholding certificate is on file. If the income is effectively connected, then the foreign shareholder will generally be taxed in the same manner as a U.S. resident. Foreign corporate shareholders who have effectively connected income also may be subject to a branch profits tax. Foreign shareholders may also be subject to U.S. federal estate tax on the value of their shares.

Each Fund is currently required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and effective January 1, 2020 redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply or to be deemed compliant with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds in order to enable the Funds to determine whether withholding is required. Foreign shareholders should consult their tax advisers for information on the application of these rules to their particular situations.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of each Fund’s portfolio securities. On a quarterly basis, the Funds disclose on the Trust’s website, www.fenimoreasset.com, each Fund’s entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund’s net asset value as of that date and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available. A complete list of the Funds’ portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-PORT.

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As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment adviser, administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party vendors, currently consisting of Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds’ shareholders and the Funds’ Adviser, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compliance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board’s next regularly scheduled meeting.

Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board of Trustees.

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PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)(1) Declaration of Trust1

(a)(2) Amendment No. 1 to the Declaration of Trust1

(a)(3) Establishment and Designation of Additional Class of Shares1

(b) By-Laws1

(c) Not Applicable

(d)(1) Amended Investment Advisory Agreement between Registrant and Fenimore Asset Management, Inc. with respect to FAM Value Fund1

(d)(2) Amended Investment Advisory Agreement between Registrant and Fenimore Asset Management, Inc. with respect to FAM Dividend Focus Fund1

(d)(3) Amended Investment Advisory Agreement between Registrant and Fenimore Asset Management, Inc. with respect to FAM Small Cap Fund1

(e) Distribution Agreement between Registrant and Fenimore Securities, Inc.1

(f) Not Applicable

(g) Custodian Agreement between Registrant and U.S. Bank, N.A.2

(h)(1) Shareholder Administrative Services Plan for Investor Shares1

(h)(2) Shareholder Administrative Services Plan for Institutional Shares1

(h)(3) Shareholder Account Services Agreement for Investor Shares between Registrant and FAM Shareholder Services, Inc.1

(h)(4) Shareholder Account Services Agreement for Institutional Shares between Registrant and FAM Shareholder Services, Inc.1

(h)(5) Assignment and Assumption Agreement between FAM Shareholder Services, Inc. and Fenimore Asset Management, Inc. (with respect to the Registrant’s Shareholder Account Services Agreements) – filed herewith

(h)(6) Fund Accounting Agreement for Investor Shares between Registrant and FAM Shareholder Services , Inc.1

(h)(7) Fund Accounting Agreement for Institutional Shares between Registrant and FAM Shareholder Services , Inc.1

(h)(8) Assignment and Assumption Agreement between FAM Shareholder Services, Inc. and Fenimore Asset Management, Inc. (with respect to the Registrant’s Fund Accounting Agreements)4

(h)(9) Business Management Agreement between Registrant and Fenimore Asset Management, Inc.1

(h)(10) Expense Limitation Agreement between Registrant and Fenimore Asset Management, Inc.1

(i) Not Applicable

(j) Consent of BBD, LLP – filed herewith.

(k) Not Applicable

(l) Not Applicable

(m) Not Applicable

(n) Rule 18f-3 Plan1

(o) Reserved

(p) Codes of Ethics3

1.	Filed previously with Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A on December 31, 2015 and incorporated herein by reference.

2.	Filed previously with Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 1, 2000 and incorporated herein by reference.

3.	Filed previously with Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A on May 1, 2006 and incorporated herein by reference.

4.	Filed previously with Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on May 1, 2018, and incorporated by reference herein.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 30. INDEMNIFICATION

Reference is made to Article IV, Section 4.3, of the Registrant's Declaration of Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Fenimore Asset Management, Inc. serves as the investment adviser and business manager for the Registrant. The business and other connections of Fenimore Asset Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Fenimore Asset Management, Inc. (801-10429) as currently filed with the SEC which is incorporated by reference herein.

ITEM 32. PRINCIPAL UNDERWRITER

(a) Fenimore Securities, Inc. serves as principal underwriter for the Registrant and is located at 384 North Grand Street, Cobleskill, New York 12043. The Registrant is the only entity for which Fenimore Securities, Inc. serves as principal underwriter.

(b) The directors and executive officers of Fenimore Securities, Inc. are as follows:

Name and Principal Business Address*	Position and Offices with Fenimore Securities, Inc.	Positions and Offices with Registrant
Thomas O. Putnam	Chairman, Chief Executive Officer and Director	President and Trustee
Debra A. Pollard	President and Director	None
Michael F. Balboa	Secretary and Treasurer	Secretary and Treasurer

*	The address of each of the foregoing is 384 North Grand Street, Cobleskill, New York 12043.

(c) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Fenimore Asset Management, Inc., FAM Shareholder Services, Inc., 384 North Grand Street, Cobleskill, New York 12043 and Ultimus Fund Solutions, LLC.

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on this 29th day of April, 2021.

FENIMORE ASSET MANAGEMENT TRUST

By:	/s/ Thomas O. Putnam
Thomas O. Putnam, President (1)

By:	/s/ Patrick W.D. Turley
Patrick W.D. Turley, as attorney in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Thomas O. Putnam	President and Trustee	April 29, 2021
Thomas O. Putnam(1)	(Principal Executive Officer)

/s/ Fred Lager	Trustee	April 29, 2021
Fred Lager(2)

/s/ Kevin J. McCoy	Trustee	April 29, 2021
Kevin J. McCoy(3)

/s/ Paul A. Keller	Trustee	April 29, 2021
Paul A. Keller(4)

/s/ Donald J. Boteler	Trustee	April 29, 2021
/s/ Donald J. Boteler(5)

/s/Denise V. Gonick	Trustee	April 29, 2021
Denise V. Gonick(7)

/s/Kenneth R. Stoll	Trustee	April 29, 2021
Kenneth R. Stoll(7)

/s/Michael F. Balboa	Treasurer (Principal Financial and	April 29, 2021
Michael F. Balboa(6)	Accounting Officer)

By:	/s/ Patrick W.D. Turley

Patrick W.D. Turley
as attorney-in-fact

(1)	Pursuant to power of attorney filed with Post-Effective Amendment No. 12 as filed on April 29, 1994.

(2)	Pursuant to power of attorney filed with Post-Effective Amendment No. 22 as filed on May 1, 1998.

(3)	Pursuant to power of attorney filed with Post-Effective Amendment No. 36 as filed on May 1, 2007.

(4)	Pursuant to power of attorney filed with Post-Effective Amendment No. 41 as filed on April 29, 2011.

(5)	Pursuant to power of attorney filed with Post-Effective Amendment No. 49 as filed on April 30, 2013.

(6)	Pursuant to power of attorney filed with Post-Effective Amendment No. 59 as filed on April 28, 2017.

(7)	Pursuant to power of attorney filed with Post-Effective Amendment No. 67 as filed on April 29, 2020.

INDEX TO EXHIBITS

Item
(h)(5)	Assignment and Assumption Agreement between FAM Shareholder Services, Inc. and Fenimore Asset Management, Inc. (with respect to the Registrant’s Shareholder Account Services Agreements
28(j)	Consent of Independent Registered Public Accounting Firm